As filed with the Securities and Exchange Commission on March 28, 2008

Securities Act File No. 033-41694

Investment Company Act File No. 811-06352

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 109	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 120 (Check appropriate box or boxes)	☒

ING SERIES FUND, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

With copies to:

Huey P. Falgout, Jr., Esq ING Investments, LLC 7337 E. Doubletree Ranch Road Scottsdale, AZ 85258 (Name and Address of Agent for Service)	Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☒ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date), pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

ING SERIES FUND, INC.

(“Registrant”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

•	Cover Sheet

•	Contents of Registration Statement

•	Explanatory Note

•	Registrant’s ING [Corporate Leaders 100] Fund Class A, B and C Prospectus dated June 11, 2008

•	Registrant’s ING [Corporate Leaders 100] Fund Class I and W Prospectus dated June 11, 2008

•	Registrant’s ING [Corporate Leaders 100] Fund Statement of Additional Information dated June 11, 2008

•	Part C

•	Signature Page

Explanatory Note

This Post-Effective Amendment No. 109 to the Registration Statement on Form N-1A for ING Series Fund, Inc. (the “Registrant”) is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of registering Class A, Class B, Class C, Class I and Class W shares of a new series – ING Corporate Leaders 100.

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Prospectus
JUNE 11, 2008

Class A, Class B and Class C

ING [CORPORATE LEADERS 100] FUND

 This Prospectus contains important information about investing in Class A,
 Class B and Class C shares of ING [Corporate Leaders 100] Fund. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve
 Board or any other government agency and is affected by market fluctuations.
 There is no guarantee that the Fund will achieve its investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has
 not approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.
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MUTUAL FUNDS
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                                                                  WHAT'S INSIDE
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       INVESTMENT
       OBJECTIVE
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       PRINCIPAL
       INVESTMENT
       STRATEGIES
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       RISKS

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       WHAT YOU
       PAY TO
       INVEST

These pages contain a description of the Fund included in this Prospectus, including the Fund's investment objective, principal investment strategies and risks.

You'll also find:

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay - both directly and indirectly - when you invest in the Fund.

INTRODUCTION TO THE FUND           1
ING [Corporate Leaders 100] Fund   2

WHAT YOU PAY TO INVEST                        4
MANAGEMENT OF THE FUND                       16
MORE INFORMATION ABOUT RISKS                 19
DIVIDENDS, DISTRIBUTIONS AND TAXES           22
FINANCIAL HIGHLIGHTS                         23
WHERE TO GO FOR MORE INFORMATION     Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

INTRODUCTION TO THE FUND
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Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with the Fund. You should consult the Statement of Additional Information
("SAI") for a complete list of the investment strategies and risks.

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If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

 ING [Corporate Leaders 100] Fund seeks to outperform the market capitalization weighted return of the Standard & Poor's 500(Reg. TM) Composite Stock Price
 ("S&P 500(Reg. TM)") Index.

     It may be a suitable investment if you:

      o are investing for the long-term - at least several years; and
      o are willing to accept higher risk in exchange for the potential for long-term growth.

1   Introduction to the Fund

                                                                        ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.
ING [CORPORATE LEADERS 100] FUND
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INVESTMENT OBJECTIVE

The Fund seeks to outperform the Standard & Poor's 500(Reg. TM) Composite Stock
Price Index ("S&P 500(Reg. TM) Index"). The Fund's investment objective is not fundamental and may be changed without a shareholder vote.

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PRINCIPAL  INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in equity securities of issuers listed on the Standard & Poor's 100 Index ("S&P 100 Index"). The S&P
100 Index, a subset of the S&P 500(Reg. TM) Index, is a capitalization-weighted index based on 100 highly capitalized stocks for which options are listed. The
S&P 100 Index measures large company U.S. stock market performance. Equity securities include, but are not limited to, common and preferred stocks, warrants and convertible securities. The Fund will also invest in derivatives, including, but not limited to, futures.

The S&P 100 Index securities are equally weighted in the Fund's investment portfolio, meaning that the securities of an S&P 100 Index issuer would represent approximately 1% of the Fund's investment portfolio. This approach seeks to increase performance potential and tends to overweight undervalued securities. The Sub-Adviser then adjusts quarterly the Fund's securities weightings, as well as the types of portfolio securities in which the Fund invests based on the following factors:

If the value of the securities of a particular company appreciates more than
50% during a given quarter, it would be reduced to 1%. If the value of the securities of a particular company falls more than 30% during a calendar quarter, these securities will be sold. If a company listed on the S&P 100 does not meet the Sub-Adviser's screening criteria, it will be replaced by the highest-capitalization issuer in the relevant sector or industry.

The Fund's investment portfolio will be rebalanced quarterly to re-align the
Fund's holdings to the 1% weightings.The Fund may invest in companies of all market capitalizations, but generally focuses on large-capitalization companies. The Fund is not limited to either a "value" or "growth" style but will have a value bias.

The Fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33  1/3% of its total assets.

The Adviser may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

--------------------------------------------------------------------------------

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RISKS
You could lose money on an
investment in the Fund. The Fund may be affected by the following risks, among others:

CONVERTIBLE SECURITIES -
convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk.

DERIVATIVES - derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

GROWTH INVESTING - growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply.
Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

MARKET TRENDS - from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor securities or industries to which the Fund is not exposed, or may not favor equities at all.

OTHER INVESTMENT COMPANIES -
the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the
Fund.

PRICE VOLATILITY - the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.
Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

SMALL- AND MID-SIZED COMPANIES -
stocks of small- and mid-sized companies may carry higher risks than stocks of larger companies.

Smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

In many instances, the frequency and volume of trading in small- and mid-cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/
or may be less liquid. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

VALUE INVESTING - securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value- oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

SECURITIES LENDING - there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the
Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.
2  ING [Corporate Leaders 100] Fund

                                               ING [CORPORATE LEADERS 100] FUND
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HOW THE FUND HAS
PERFORMED

                Since the Fund had not commenced operations as of December 31,
                2007, there is no performance information included in this
                Prospectus. The performance of a composite of similarly managed accounts is presented in the section entitled "Management of the Fund - Performance of Adviser and Sub-Adviser". Please
                visit the Fund's website at www.ingfunds.com to obtain
                performance information once it is available.

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                          If you have any questions, please call 1-800-992-0180.

                                             ING [Corporate Leaders 100] Fund  3

WHAT YOU PAY TO INVEST
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      There are two types of fees and expenses when you invest in mutual funds:
      fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and estimated
      operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year.

FEES YOU PAY DIRECTLY

                                                                   CLASS A(1)          CLASS B            CLASS C
                                                                ---------------    ---------------    ---------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF                    5.75(2)          none               none
  OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES         none(3)               5.00(4)            1.00(5)
  PRICE, WHICHEVER IS LESS)

(1)   The Fund does not impose any front-end sales charge (load) on reinvested dividends or distributions.

(2)   Reduced for purchases of $50,000 and over. Please see the discussion of sales charges in the "Shareholder Guide" section of this Prospectus.

(3)   A contingent deferred sales charge ("CDSC") of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more.
      Please see the discussion of sales charges in the "Shareholder Guide"
      section of this Prospectus.

(4)   A CDSC is imposed upon redemptions within 6 years from purchase. The fee has scheduled reductions after the first year. Please see "Sales Charge
      Reductions and Waivers."

(5)   A CDSC is imposed upon redemptions within 1 year from purchase. Please see the discussion of sales charges in the "Shareholder Guide" section of this Prospectus.

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

CLASS A

                                                  DISTRIBUTION                ACQUIRED       TOTAL                          NET
                                                   AND SERVICE                  FUND         FUND          WAIVERS,         FUND
                                     MANAGEMENT      (12B-1)        OTHER     FEES AND     OPERATING    REIMBURSEMENTS    OPERATING
FUND                                     FEE          FEES       EXPENSES(2) EXPENSES(3)   EXPENSES   AND RECOUPMENT(4)   EXPENSES
------------------------------      ------------ -------------- ------------ ------------- ----------- ------------------- ---------
 ING [Corporate Leaders 100]    %        [ ]            0.25         [ ]        [ ]          [ ]              [ ]            [ ]

CLASS B

                                                  DISTRIBUTION                ACQUIRED       TOTAL                          NET
                                                   AND SERVICE                  FUND         FUND          WAIVERS,         FUND
                                     MANAGEMENT      (12B-1)        OTHER     FEES AND     OPERATING    REIMBURSEMENTS    OPERATING
FUND                                     FEE          FEES       EXPENSES(2) EXPENSES(3)   EXPENSES   AND RECOUPMENT(4)   EXPENSES
------------------------------      ------------ -------------- ------------ ------------- ----------- ------------------- ---------
 ING [Corporate Leaders 100]    %        [ ]            1.00         [ ]        [ ]          [ ]              [ ]            [ ]

CLASS C

                                                  DISTRIBUTION                ACQUIRED       TOTAL                          NET
                                                   AND SERVICE                  FUND         FUND          WAIVERS,         FUND
                                     MANAGEMENT      (12B-1)        OTHER     FEES AND     OPERATING    REIMBURSEMENTS    OPERATING
FUND                                     FEE          FEES       EXPENSES(2) EXPENSES(3)   EXPENSES   AND RECOUPMENT(4)   EXPENSES
------------------------------      ------------ -------------- ------------ ------------- ----------- ------------------- ---------
 ING [Corporate Leaders 100]    %        [ ]            1.00         [ ]        [ ]          [ ]              [ ]            [ ]

(1)      These tables show the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on the Fund's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments,
         LLC, the investment adviser to the Fund, has agreed.

(2)      ING Funds Services, LLC receives an annual administration fee equal to
         0.10% of the Fund's average daily net assets which is reflected in
         "Other Expenses."

(3)      The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Funds directly. These fees and expenses include the Fund's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The fees and expenses will vary based on the
         Fund's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in "Net Fund Operating Expenses."

(4)      ING Investments, LLC, has entered into a written expense limitation agreement with the Fund, under which it will limit expenses of the
         Fund, excluding interest, taxes, brokerage and extraordinary expenses, and Acquired Fund Fees and Expenses subject to possible recoupment by
         ING Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by
         ING Investments, LLC is shown under the heading "Waivers,
         Reimbursements and Recoupment." The expense limits will continue through at least October 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless
         ING Investments, LLC provides written notice of a termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by ING Series Fund Inc. upon at least 90 days' prior written notice to ING Investments, LLC. For more information regarding the expense limitation agreement, please see the Statement of
         Additional Information.

4  What You Pay to Invest

                                                         WHAT YOU PAY TO INVEST
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      EXAMPLES

      The Examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
      The Examples assume that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.

CLASS A

FUND                                             1 YEAR      3 YEARS
---------------------------------               --------    --------
 ING [Corporate Leaders 100] (1)      $            [ ]          [ ]

CLASS B

                                           IF YOU SELL YOUR SHARES             IF YOU DON'T SELL YOUR SHARES
                                          -------------------------           -------------------------------
FUND                                                1 YEAR           3 YEARS               1 YEAR              3 YEARS
----------------------------------        ------------------------- --------- ------------------------------- --------
 ING [Corporate Leaders 100] (1)    $                         [ ]       [ ]                             [ ]       [ ]

CLASS C

                                           IF YOU SELL YOUR SHARES             IF YOU DON'T SELL YOUR SHARES
                                          -------------------------           -------------------------------
FUND                                                1 YEAR           3 YEARS               1 YEAR              3 YEARS
----------------------------------        ------------------------- --------- ------------------------------- --------
 ING [Corporate Leaders 100] (1)    $                         [ ]       [ ]                             [ ]       [ ]

--------------------------------------------------------------------------------

(1)   The Examples reflect the expense limitation agreement/waivers for the one-year period and the first year of the three year period.

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                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest  5

SHAREHOLDER GUIDE                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS

You may select from up to five separate classes of shares. Class A, Class B,
Class C, Class I and Class W shares. Class I and Class W shares are not offered in this Prospectus.

CLASS A

o  Front-end sales charge as described later in this section.

o  Distribution and service (12b-1) fees of 0.25%.

CLASS B

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1%.

o  A contingent deferred sales charge ("CDSC") as described later in this section.

o  Automatic conversion to Class A shares after eight years thus reducing future annual expenses.

CLASS C

o  No front-end sales charge; all your money goes to work for you right away.

o  Distribution and service (12b-1) fees of 1%.

o  A 1% CDSC on shares sold within one year of purchase.

o  No automatic conversion to Class A shares so annual expenses continue at the
   Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider:

o  How long you plan to hold shares of the Fund;

o  The amount of your investment;

o  The expenses you'll pay for each class including ongoing annual expenses along with the initial sales charge or the CDSC; and

o  Whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B shares and Class C shares pay correspondingly lower dividends and may have a lower net asset value ("NAV")
than Class A shares.

Class B shares and Class C shares are not intended for purchase in excess of
$100,000 and $1,000,000, respectively. Purchase orders from an individual investor for Class B shares in excess of $100,000 and for Class C shares in excess of $1,000,000 will be declined.

Because the Fund may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in
Class B shares does not exceed the maximum of $100,000 and your investment in
Class C shares does not exceed $1,000,000. The Fund cannot ensure that it will identify purchase orders that would cause your investment in Class B shares or
Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the appropriate share class for you.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Fund's website by going to www.ingfunds.com, clicking on the "Forms &
Literature" link, and then using the "Shareholder Guides" link found under the
"Prospectuses & Reports" section and selecting the appropriate Fund link.
Finally, there are classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, Class A, Class B and Class C shares of the Fund have adopted a Rule
12b-1 plan which requires distribution and shareholder service fees to be paid out of the assets of each class. Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment and cost you more than paying other types of sales charges.

HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor").
The Distributor is a broker-dealer that is licensed to sell securities. The
Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each
ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, "ING") may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority
("FINRA") as a registered representative (often referred to as a broker or financial advisor) and associated with a

6    Shareholder Guide

CHOOSING A SHARE CLASS                                        SHAREHOLDER GUIDE
--------------------------------------------------------------------

specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Fund's Adviser or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities.
These additional fees paid to intermediaries may take the following forms: (1)
a percentage of that entity's customer assets invested in ING mutual funds; (2)
as a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers; or (2)
0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Fund's Adviser or Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds, as of the end of the last calendar year are: A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp;
Charles Schwab & Co; Citigroup Global Markets; Directed Services LLC; Financial
Network Investment; First Clearing, LLC; H&R Block Financial Advisors; ING
DIRECT Securities, Inc.; ING Financial Advisors; ING Life Insurance and Annuity
Company; Linsco Private Ledger Financial; Merrill Lynch; MS & Co. ("Morgan
Stanley"); Multi Financial Securities; National Financial Services Corp;
Oppenheimer & Co.; Pershing, LLC; Primevest Financial Services, Inc.;
Prudential Investment Management Services; Raymond James Financial Services;
RBC Dain Rauscher, Inc.; UBS Financial Services, Inc.; Wachovia Securities; and
Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

SALES CHARGE CALCULATION

CLASS A(1)(2)

Class A shares of the Fund are sold subject to the following sales charge:

                                AS A % OF           AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE(3)      AMOUNT INVESTED
 Less than $50,000             5.75%                       6.10%
 $50,000 - $99,999             4.50%                       4.71%
 $100,000 - $249,999           3.50%                       3.63%
 $250,000 - $499,999           2.50%                       2.56%
 $500,000 - $1,000,000         2.00%                       2.04%
 $1,000,000 and over                            See below

(1)   Shareholders that purchased funds that were a part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(2)   Shareholders that purchased funds that were part of the Aetna family of funds prior to February 2, 1998 at the time of purchase are not subject to sales charges for the life of their account.

(3)   The term "offering price" includes the front-end sales charge.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, except as described below, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    7

SHAREHOLDER GUIDE                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

                                               PERIOD DURING WHICH
YOUR INVESTMENT                   CDSC            CDSC APPLIES
 $1,000,000 - $2,499,999            1.00%              2 years
 $2,500,000 - $4,999,999            0.50%               1 year
 $5,000,000 and over                0.25%               1 year

CLASS B AND CLASS C

Class B and Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the
CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                                  CDSC ON SHARES
YEARS AFTER PURCHASE                BEING SOLD
 1st year                                   5.00%
 2nd year                                   4.00%
 3rd year                                   3.00%
 4th year                                   3.00%
 5th year                                   2.00%
 6th year                                   1.00%
 After 6th year                            none

CLASS C DEFERRED SALES CHARGE

                                  CDSC ON SHARES
YEARS AFTER PURCHASE                BEING SOLD
 1st year                                   1.00%
 After 1st year                            none

To keep your CDSC as low as possible, each time you place a request to redeem shares the Fund will first redeem shares in your account that are not subject to a CDSC and then will sell shares that have the lowest CDSC.

There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED OR WAIVED FRONT-END SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules.
You may do this by:

o  LETTER OF INTENT - lets you purchase shares over a 13-month period and pay the same sales charge as if the shares had all been purchased at once.

o  RIGHTS OF ACCUMULATION - lets you add the value of shares of any open-end
   ING Fund (excluding ING Money Market Fund and ING Classic Money Market
   Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.

o  COMBINATION PRIVILEGE - shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:

o  REINSTATEMENT PRIVILEGE - If you sell Class A shares of the Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days. For additional information regarding the reinstatement privilege, contact a
   Shareholder Services Representative, or see the SAI; or

o  PURCHASES BY CERTAIN ACCOUNTS - Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker dealers and other financial intermediaries.

See the Account Application or the SAI for details, or contact your investment professional or a Shareholder Services Representative for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the
CDSC for each class will be waived in the following cases:

o  Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

o  For Class B and Class C shares, redemptions pursuant to a Systematic
   Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

o  Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.

REINSTATEMENT PRIVILEGE. If you sell Class A, Class B or Class C shares of the
Fund, you may be eligible for a full or prorated credit of the CDSC paid on the sale when you make an investment up to the amount redeemed in the same share class within 90 days of the eligible sale. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the
CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your investment professional or a
Shareholder Services Representative, or see the SAI for more information.

8    Shareholder Guide

HOW TO PURCHASE SHARES                                        SHAREHOLDER GUIDE
--------------------------------------------------------------------

PURCHASE OF SHARES

The minimum initial investment amounts for the Fund are as follows:

o  Non-retirement accounts: $1,000.

o  Retirement accounts: $250.

o  Pre-Authorized Investment Plan: $1,000 to open; you must invest at least
   $100 a month.

o  Certain omnibus accounts (accounts of investors who purchase fund shares through certain financial intermediaries where the share holdings are held in the name of the financial intermediary): $250.

o  There are no investment minimums for any subsequent purchases.

Make your investment using the methods outlined in the table on the right.

The Fund and the Distributor reserve the right to reject any purchase order.
Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. Waiver of the minimum investment amount can increase operating expenses of the Fund. The Fund and the
Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:

o  Name;

o  Date of birth (for individuals);

o  Physical residential address (although post office boxes are still permitted for mailing); and

o  Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL
INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING
INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF
THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

                               Initial                   Additional
      Method               Investment                  Investment
 BY CONTACTING        An investment               Visit or consult an
 YOUR               professional with an        investment
 INVESTMENT         authorized firm can         professional.
 PROFESSIONAL       help you establish and
                    maintain your account.
 BY MAIL              Visit or consult an         Fill out the Account
                    investment                  Additions form
                    professional. Make          included on the bottom
                    your check payable to       of your account
                    the ING Funds and mail      statement along with
                    it, along with a            your check payable to
                    completed Account           ING Funds and mail
                    Application. Please         them to the address on
                    indicate your               the account statement.
                    investment                  Remember to write
                    professional on the         your account number
                    New Account                 on the check.
                    Application.
 BY WIRE              Call the ING                Wire the funds in the
                    Operations                  same manner described
                    Department at               under "Initial
                    (800) 922-0180              Investment."
                    and select Option 4 to
                    obtain an account
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust Company
                    ABA # 011000028
                    Boston, MA
                    credit to:
                    __________
                    (the Fund)
                    A/C #75000216; for
                    further credit to
                    Shareholder
                    A/C #
                    __________
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:

                    __________
                    (Your Name Here)
                    After wiring funds
                    you must complete
                    the Account
                    Application and send
                    it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    9

SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

FREQUENT TRADING - MARKET TIMING

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on
Fund performance.

Because the Fund invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market but before the time the Fund computes its current NAV causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.
Similarly, when the Fund holds thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares which negatively affects long-term shareholders.

The Fund's Board of Directors ("Board") has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund.
Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts with ING Funds four (4) times each year. All exchanges occurring on the same day for all accounts (individual,
IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The
Fund also reserves the right to modify the frequent trading - market timing policy at any time without prior notice depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the
Fund reserves the right to take any necessary action to deter such activity.
Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the
Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its ability in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate transactions. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund.

In some cases, the Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholders may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

10    Shareholder Guide

HOW TO PURCHASE SHARES                                        SHAREHOLDER GUIDE
--------------------------------------------------------------------

RETIREMENT PLANS

The Fund has available prototype qualified retirement plans for corporations and self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee
Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement
Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact the
Shareholder Services Representative at 1-800-992-0180. SSB currently receives a
$12 custodial fee annually for the maintenance of such accounts.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    11

SHAREHOLDER GUIDE                        HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

You may redeem shares by using the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

o  Your account must have a current value of at least $10,000.

o  Minimum withdrawal amount is $100.

o  You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, or refer to the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined
NAV but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

             Method                                 Procedures
 BY CONTACTING YOUR            You may redeem shares by contacting your
 INVESTMENT PROFESSIONAL      investment professional. Investment
                              professionals may charge for their services
                              in connection with your redemption
                              request but neither the Fund nor the
                              Distributor imposes any such charge.
 BY MAIL                       Send a written request specifying the Fund
                              name and share class, your account
                              number, the name(s) in which the account
                              is registered, and the dollar value or
                              number of shares you wish to redeem to:
                              ING Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-9368
                              If certificated shares have been issued, the
                              certificate must accompany the written
                              request. Corporate investors and other
                              associations must have an appropriate
                              certification on file authorizing
                              redemptions. A suggested form of such
                              certification is provided on the Account
                              Application. A signature guarantee may be
                              required.
 BY TELEPHONE -                You may redeem shares by telephone on
 EXPEDITED REDEMPTION         all accounts other than retirement
                              accounts unless you check the box on the
                              Account Application which signifies that
                              you do not wish to use telephone
                              redemptions. To redeem by telephone, call
                              the Shareholder Services Representative at
                              (800) 992-0180.
                              RECEIVING PROCEEDS BY CHECK:
                              You may have redemption proceeds (up to
                              a maximum of $100,000) mailed to an
                              address which has been on record with ING
                              Funds for at least 30 days.
                              RECEIVING PROCEEDS BY WIRE:
                              You may have redemption proceeds
                              (subject to a minimum of $5,000) wired to
                              your pre-designated bank account. You will
                              not be able to receive redemption
                              proceeds by wire unless you check the box
                              on the Account Application which signifies
                              that you wish to receive redemption
                              proceeds by wire and attach a voided
                              check. Under normal circumstances,
                              proceeds will be transmitted to your bank
                              on the business day following receipt of
                              your instructions provided redemptions
                              may be made. In the event that share
                              certificates have been issued, you may not
                              request a wire redemption by telephone.

12    Shareholder Guide

TRANSACTION POLICIES                                          SHAREHOLDER GUIDE
--------------------------------------------------------------------

NET ASSET VALUE

The NAV per share for each class of the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange
("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the
NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the
Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.
Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the
Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.
If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.
The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of the Fund for shares of the same class of any other
ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge. However, for Class A shares of ING Money Market Fund and ING Classic Money

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    13

SHAREHOLDER GUIDE                                TRANSACTION POLICIES
--------------------------------------------------------------------------------

Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another Fund. Shares subject to a CDSC will continue to age from the date that the original shares were purchased.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged.
Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for ING Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the ING Senior
Income Fund will normally make monthly repurchase offers for not less than 5%
of its outstanding common shares. If more than 5% of ING Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING
Senior Income Fund should carefully review the prospectus of that fund.
Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to
www.ingfunds.com.

In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other
ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)
992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a
Shareholder Services Representative unless you mark the box on the Account
Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days' prior written notice to shareholders.

CDSC ON EXCHANGE INTO ING SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from the Fund described in this Prospectus into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that Fund, the Fund's CDSC will apply. After an exchange into
ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in the ING Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days'
prior written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' prior written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180
and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy promise that accompanies this Prospectus.

HOUSEHOLDING

To reduce expenses, we may mail only one copy of the Fund's Prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies thirty days after receiving your request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a

14    Shareholder Guide

TRANSACTION POLICIES                                          SHAREHOLDER GUIDE
--------------------------------------------------------------------

calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on August 1). The Fund's portfolio holdings schedule will, at a minimum, remain available on the Fund's website until the
Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.

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                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    15

MANAGEMENT OF THE FUND                 ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING
Investments has overall responsibility for the management of the Fund. ING
Investments oversees all investment advisory and portfolio management services for the Fund.

ING Investments is registered with the SEC as an investment adviser. ING
Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING
Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April, 1995.

As of May 31, 2008, ING Investments managed approximately $__ billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road,
Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual management fees paid by the Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

                                    MANAGEMENT
FUND                                    FEE
 ING [Corporate Leaders 100]            [ ] %(1)

(1) Because the Fund had not commenced operations as of the fiscal year ended
      May 31, 2008, the management fee for the Fund reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund's semi-annual shareholder report that will be dated November 30, 2008.

SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio. The sub-adviser is an affiliate of ING Investments.

ING Investments acts as a "manager-of-managers" for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Fund.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the
Fund's Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Fund's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Fund's shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund. In this event, the name of the Fund and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING INVESTMENT MANAGEMENT CO.

ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut
corporation, serves as the Sub-Adviser to the Fund. ING IM is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by ING Investments and the Fund's
Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser.
ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of May 31, 2008, ING IM managed approximately $[ ] billion in assets.

The principal office of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals jointly share responsibility for the day-to-day management of the Fund.

Omar Aguilar, Ph.D., Portfolio Manager, has served as a manager of the Fund since its inception. Dr. Aguilar has been with ING IM since July 2004 and is
Head of Quantitative Equity Research. Previously, he served as head of quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of Quantitative Research and Portfolio Manager with Merrill Lynch Investment Management since 1999.

Vincent Costa, CFA, Senior Vice President and Head of Portfolio Management of
Quantitative Equity, joined ING IM in April 2006 as Head of Portfolio
Management of quantitative equity. He has co-managed the Fund since inception.
Prior to joining ING IM he was with Merrill Lynch Investment Management, where he worked for 7 years in quantitative equity leadership positions, including managing director and head of their quantitative investments organization.

16    Management of the Fund

ADVISER AND SUB-ADVISER                       MANAGEMENT OF THE FUND
--------------------------------------------------------------------

PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY ING IM INVESTMENT TEAM

The following tables are designed to show how a composite of mutual fund accounts managed by ING IM performed over various periods in the past. The ING
IM Composite is a composite of the performance of all actual fee-paying and non-fee paying fully discretionary accounts under management by ING IM for at least one month beginning ____. Each Account in the composite has investment objectives, policies, and strategies substantially similar to those of ING
[Corporate Leaders 100] Fund. The accounts included in the composite may include separate accounts, private investment trusts and other client accounts.
Annual returns of the ING Composite reflect the expenses of the Accounts, which may differ from the expenses of ING [Corporate Leaders 100] Fund.

The following tables show the returns for the ING IM Composite compared to the
S&P 500(Reg. TM) Index for the one-, three-year and since inception periods ended December 31, 2007 and on an annual basis as of December 31, of prior years. This information is designed to demonstrate the historical track record of the ING IM investment team. It does not indicate how ING [Corporate Leaders
100] Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                           (AS OF DECEMBER 31, 2007)

                             ING IM COMPOSITE(%)         ING IM COMPOSITE(%)       S&P 500(Reg. TM)
                           (AT MAX SALES CHARGE)2      (WITH NO SALES CHARGE)        INDEX(3)(%)
                          ------------------------    ------------------------    -----------------
 One Year                             [ ]%                        [ ]%                    [ ]%
 Three Years                          [ ]%                        [ ]%                    [ ]%
 Five Years                           [ ]%                        [ ]%                    [ ]%
 Since Inception (4)                  [ ]%                        [ ]%                    [ ]%

                            ANNUAL TOTAL RETURNS(1)
                        (AS OF DECEMBER 31 OF EACH YEAR)

               ING IM COMPOSITE (%)
            (WITH NO SALES CHARGE)(2)      S&P 500(Reg. TM) INDEX(3) (%)
           ---------------------------    ------------------------------
  2007                   [ ]%                             [ ]%
  2006                   [ ]%                             [ ]%
  2005                   [ ]%                             [ ]%
  2004                   [ ]%                             [ ]%
  2003                   [ ]%                   [ ]%(4)

(1)   The performance reflected of the ING IM Composite has been calculated differently than the method used for calculating Fund performance pursuant to SEC guidelines. This presentation shows performance of the
      ING IM Composite managed by ING IM. The gross returns for the ING IM
      Composite in the Average Annual Total Returns table and the Annual Total
      Return table were adjusted to reflect the deduction of the net operating expenses for Class I shares of ING [Corporate Leaders 100] Fund. Net operating expenses include investment advisory fees, distribution and service (Rule 12b-1) fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes.

(2)   Reflects the the deduction of the maximum applicable Class A sales charge of 5.75%

(3)   The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets

(4)   The index return for the S&P 500(Reg. TM) Index is for the the period beginning _____.

The performance has been adjusted to reflect the operating costs and maximum
Class A sales charge. The performance reflected in the ING IM Composite may be calculated differently than the method used for calculating Fund performance pursuant to SEC guidelines.

The net annual total returns for the ING IM Composite were calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The first column of performance numbers under the Annual
Total Returns table reflects the deduction of the maximum front-end sales charge of the Class A shares of ING [Corporate Leaders 100] Fund (5.75%) from a hypothetical investment made in the first year of the one-year, three-year, five-year and since inception periods respectively. The Annual Total Returns
Table for the ING IM Composite does not reflect the deduction of any sales loads, which would have reduced those performance numbers. The accounts in the
ING IM Composite (other than mutual fund accounts) do not pay the same expenses that mutual funds pay and are not subject to the diversification

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                          If you have any questions, please call 1-800-992-0180.

                                                    Management of the Fund    17

MANAGEMENT OF THE FUND                 ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

rules, tax restrictions and investment limits under the 1940 Act or Subchapter
M of the Code. Returns would have been lower if the composite had been subject to these expenses and regulations.

Consequently, the performance results for the ING IM Composite could have been adversely affected if the institutional private accounts and private investment funds included in the ING IM Composite had been regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the ING IM Composite may not reflect the returns of any particular account managed by ING IM.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

18    Management of the Fund

MORE                                         INFORMATION ABOUT RISKS
--------------------------------------------------------------------

All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategies.

PRINCIPAL RISKS

The principal risks of the Fund are highlighted below.

CONVERTIBLE SECURITIES. Convertible securities are usually bonds, preferred stock or other securities that are convertible into common stock of the issuer at a fixed price. Because the value of a convertible security generally can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security and generally will not vary in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Convertible securities are often lower rated securities.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding
Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's
Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial
Average Trading Stocks ("Diamonds") and iShares exchange-traded funds
("iShares"). The main risk of investing in other investment companies
(including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because a Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees). Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or
(ii) trading may be halted if the listing exchanges' officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or
more other money market funds advised by ING affiliates ("ING Money Market
Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market
Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

SMALL- AND MID-CAPITALIZATION COMPANIES. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33  1/3% of total Fund assets to broker-dealers, major banks, or

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                          If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    19

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

PORTFOLIO TURNOVER. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its respective investment objective. A high portfolio turnover rate involves greater expenses to the
Fund, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Fund and is likely to generate more taxable short-term gains for shareholders.

OTHER RISKS

BORROWING. Borrowing may exaggerate the affect of any increase or decrease in the value of portfolio securities or the NAV of the Fund and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INABILITY TO SELL SECURITIES. Some securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S.
companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INTERESTS IN LOANS. The Fund may invest in participation interests or assignments in secured variable or floating rate loans which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid and may be difficult to value.

INVESTMENT BY FUNDS-OF-FUNDS. The Fund's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the
ING Funds family. In some cases, the Fund may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Fund may experience large inflows or redemptions due to allocations or rebalancings by these funds-of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or portfolio manager will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on the Fund and funds-of-funds as a result of these transactions. So long as the Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

MANAGEMENT. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser or the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers.
Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities which could vary from the amount the Fund could realize upon disposition. Restricted securities,
i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid although they may be less liquid than registered securities traded on established secondary markets.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

20    More Information About Risks

                            MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date.
Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or the Sub-Adviser to the Fund
anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

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                          If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    21

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Dividends are normally expected to consist primarily of ordinary income. The Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the
Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, Class B or Class C shares of the Fund invested in another ING
Fund that offers the same class of shares.

TAXES

The following information is meant as a general summary for U.S. shareholders.
Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional
Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest income are not eligible for the reductions in rates described below.

Current tax law (which is currently scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock.
Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the
Fund.

The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

o  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

o  The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through 2010. In the absence of further Congressional action, for the calendar years after
   2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

o  Note that distributions of earnings from dividends paid by certain
   "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

o  A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

o  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Dividends declared by the Fund in October, November or December and paid during the following January will be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the
IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.
federal income tax liability.

Please see the SAI for further information regarding tax matters.

22    Dividends, Distributions and Taxes

   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------

Because the Fund did not commence operations as of the fiscal year ended May
31, 2008, financial highlights are not available.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                        Financial Highlights  23

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

In addition to the Fund offered in this Prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)
992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds
ING Balanced Fund
ING Growth and Income Fund
ING Real Estate Fund

Domestic Equity Growth Funds
ING 130/30 Fundamental Research Fund
ING Fundamental Research Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Small Company Fund
ING SmallCap Opportunities Fund

Domestic Equity Index Funds
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

Domestic Equity Value Funds
ING Financial Services Fund
ING LargeCap Value Fund
ING SmallCap Value Fund
ING SmallCap Value Multi-Manager Fund
ING Value Choice Fund

Fixed-Income Funds
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

Global Equity Fund
ING Global Science and Technology Fund

International Fund-of-Funds
ING Diversified International Fund

Loan Participation Fund
ING Senior Income Fund

Money Market Funds
ING Classic Money Market Fund
ING Money Market Fund

Strategic Allocation Funds
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

WHERE TO GO FOR MORE INFORMATION
YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Funds' annual/semi-annual shareholder reports, when available, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Funds' performance during their last fiscal year, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/
semi-annual shareholder reports, the SAI or other Fund information.

To make shareholder inquiries contact:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

(800) 992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. SECURITIES AND EXCHANGE COMMISSION
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: PUBLICINFO@SEC.GOV

Or obtain the information at no cost by visiting the SEC's Internet website at
WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the Funds' SEC file number.
The file number is as follows:

ING Series Fund, Inc.                 811-6352
  ING [Corporate Leaders 100] Fund

PRPRO-ADE                                                        (0608-061108)
[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Prospectus
JUNE 11, 2008

Class I and W

ING [CORPORATE LEADERS 100] FUND

 This Prospectus contains important information about investing in Class I and
 W shares of ING [Corporate Leaders 100] Fund. You should read it carefully before you invest, and keep it for future reference. Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal
 Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other government agency and is affected by market fluctuations. There is no guarantee that the Fund will achieve its investment objectives. As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not
 approved or disapproved these securities nor has the SEC judged whether the information in this prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.
-------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

MUTUAL FUNDS
--------------------------------------------------------------------------------

                                                                  WHAT'S INSIDE
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

       INVESTMENT
       OBJECTIVE
[GRAPHIC APPEARS HERE]

       PRINCIPAL
       INVESTMENT
       STRATEGIES
[GRAPHIC APPEARS HERE]

       RISKS

[GRAPHIC APPEARS HERE]

       WHAT YOU
       PAY TO
       INVEST

These pages contain a description of the Fund included in this Prospectus, including the Fund's investment objective, principal investment strategies and risks.

You'll also find:

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay - both directly and indirectly - when you invest in the Fund.

INTRODUCTION TO THE FUND           1
ING [Corporate Leaders 100] Fund   2

WHAT YOU PAY TO INVEST                        4
MANAGEMENT OF THE FUND                       13
MORE INFORMATION ABOUT RISKS                 16
DIVIDENDS, DISTRIBUTIONS AND TAXES           19
FINANCIAL HIGHLIGHTS                         20
WHERE TO GO FOR MORE INFORMATION     Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                       INTRODUCTION TO THE FUND
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with the Fund. You should consult the Statement of Additional Information
("SAI") for a complete list of the investment strategies and risks.

[GRAPHIC APPEARS HERE]

If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.

This Prospectus is designed to help you make informed decisions about your investments.

 ING [Corporate Leaders 100] Fund seeks to outperform the market capitalization weighted return of the Standard & Poor's 500(Reg. TM) Composite Stock Price
 ("S&P 500(Reg. TM)") Index.

     It may be a suitable investment if you:

      o are investing for the long-term - at least several years; and
      o are willing to accept higher risk in exchange for the potential for long-term growth.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                    Introduction to the Fund   1

                                                                        ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
                                                   ING Investment Management Co.
ING [CORPORATE LEADERS 100] FUND
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

INVESTMENT OBJECTIVE

The Fund seeks to outperform the Standard & Poor's 500(Reg. TM) Composite Stock
Price Index ("S&P 500(Reg. TM) Index"). The Fund's investment objective is not fundamental and may be changed without a shareholder vote.

[GRAPHIC APPEARS HERE]

PRINCIPAL  INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in equity securities of issuers listed on the Standard & Poor's 100 Index ("S&P 100 Index"). The S&P
100 Index, a subset of the S&P 500(Reg. TM) Index, is a capitalization-weighted index based on 100 highly capitalized stocks for which options are listed. The
S&P 100 Index measures large company U.S. stock market performance. Equity securities include, but are not limited to, common and preferred stocks, warrants and convertible securities. The Fund will also invest in derivatives, including, but not limited to, futures.

The S&P 100 Index securities are equally weighted in the Fund's investment portfolio, meaning that the securities of an S&P 100 Index issuer would represent approximately 1% of the Fund's investment portfolio. This approach seeks to increase performance potential and tends to overweight undervalued securities. The Sub-Adviser then adjusts quarterly the Fund's securities weightings, as well as the types of portfolio securities in which the Fund invests based on the following factors:

If the value of the securities of a particular company appreciates more than
50% during a given quarter, it would be reduced to 1%. If the value of the securities of a particular company falls more than 30% during a calendar quarter, these securities will be sold. If a company listed on the S&P 100 does not meet the Sub-Adviser's screening criteria, it will be replaced by the highest-capitalization issuer in the relevant sector or industry.

The Fund's investment portfolio will be rebalanced quarterly to re-align the
Fund's holdings to the 1% weightings.The Fund may invest in companies of all market capitalizations, but generally focuses on large-capitalization companies. The Fund is not limited to either a "value" or "growth" style but will have a value bias.

The Fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The Fund also may lend portfolio securities on a short-term or long-term basis, up to 33  1/3% of its total assets.

The Adviser may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

RISKS
You could lose money on an
investment in the Fund. The Fund may be affected by the following risks, among others:

CONVERTIBLE SECURITIES -
convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk.

DERIVATIVES - derivatives are subject to the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and may reduce its returns.

GROWTH INVESTING - growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply.
Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

MARKET TRENDS - from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor securities or industries to which the Fund is not exposed, or may not favor equities at all.

OTHER INVESTMENT COMPANIES -
the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the
Fund.

PRICE VOLATILITY - the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably.
Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

SMALL- AND MID-SIZED COMPANIES -
stocks of small- and mid-sized companies may carry higher risks than stocks of larger companies.

Smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies.

In many instances, the frequency and volume of trading in small- and mid-cap stocks are substantially less than stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/
or may be less liquid. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

When selling a large quantity of a particular stock, the Fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks.

Stocks of smaller companies can be particularly sensitive to unexpected changes in interest rates, borrowing costs and earnings.

VALUE INVESTING - securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value- oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

SECURITIES LENDING - there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the
Fund.

A more detailed discussion of the risks associated with investing in the Fund is available in the "More Information About Risks" section.
2  ING [Corporate Leaders 100] Fund

                                               ING [CORPORATE LEADERS 100] FUND
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

HOW THE FUND HAS
PERFORMED

                Since the Fund had not commenced operations as of December 31,
                2007, there is no performance information included in this
                Prospectus. The performance of a composite of similarly managed accounts is presented in the section entitled "Management of the Fund - Performance of Adviser and Sub-Adviser". Please
                visit the Fund's website at www.ingfunds.com to obtain
                performance information once it is available.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                             ING [Corporate Leaders 100] Fund  3

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

      There are two types of fees and expenses when you invest in mutual funds:
      fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and estimated
      operating expenses paid each year by the Fund. Actual expenses paid by the Fund may vary from year to year.

FEES YOU PAY DIRECTLY

                                                                 CLASS I      CLASS W
                                                                ---------    --------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF                none         none
  OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES        none         none
  PRICE, WHICHEVER IS LESS)

OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

CLASS I

                                                 DISTRIBUTION                                  TOTAL                       NET
                                                  AND SERVICE                 ACQUIRED         FUND        WAIVERS,        FUND
                                     MANAGEMENT     (12B-1)      OTHER       FUND FEES       OPERATING       AND         OPERATING
FUND                                     FEE         FEES      EXPENSES(2) AND EXPENSES(3)    EXPENSES   RECOUPMENT(4)   EXPENSES
------------------------------      ------------ ------------ ------------ ----------------- ----------- --------------- ----------
 ING [Corporate Leaders 100]    %        []            N/A            []         N/A             []            []            []

CLASS W

                                                 DISTRIBUTION                                  TOTAL                       NET
                                                  AND SERVICE                 ACQUIRED         FUND        WAIVERS,        FUND
                                     MANAGEMENT     (12B-1)      OTHER       FUND FEES       OPERATING       AND         OPERATING
FUND                                     FEE         FEES      EXPENSES(2) AND EXPENSES(3)    EXPENSES   RECOUPMENT(4)   EXPENSES
------------------------------      ------------ ------------ ------------ ----------------- ----------- --------------- ----------
 ING [Corporate Leaders 100]    %        []            N/A            []         N/A             []            []            []

--------------------------------------------------------------------------------

(1)      This table shows the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. The Fund had not commenced operations as of May 31, 2008, therefore, "Other
         Expenses" are estimated for the current fiscal year.

(2)      ING Funds Services, LLC receives an annual administration fee equal to
         ___% of the Fund's average daily net assets which is reflected in
         "other Expenses." Also includes ___% of non-recurring offering expenses and excluding this amount, Total Fund Operating Expenses would have been ___%.

(3)      The Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly. These fees and expenses include the Fund's pro rata share of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The fees and expenses will vary based on the
         Fund's allocation of assets to, and the annualized net expenses of, the particular Acquired Funds. The impact of these fees and expenses is shown in "Net Fund Operating Expenses."

(4)      ING Investments, LLC, has entered into a written expense limitation agreement with the Fund under which it will limit expenses of the
         Fund, excluding interest, taxes, brokerage and extraordinary expenses, and Acquired Fund Fees and Expenses, subject to possible recoupment by
         ING Investments, LLC within three years. The amount of the Fund's expenses to be waived, during the current fiscal year by ING
         Investments, LLC, is shown under the heading "Waivers and Recoupment."
         The expense limit will continue through at least October 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current terms or upon termination of the investment management agreement. In addition, the expense limitation agreement may be terminated by the Company upon at least 90 days' prior written notice to ING Investments, LLC. For more information on the expense limitation agreement, please see the SAI.

4  What You Pay to Invest

                                                         WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

      EXAMPLES

      The Examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
      The Examples assume that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this is only an estimate - actual expenses and performance may vary.

CLASS I

FUND                                            1 YEAR      3 YEARS
--------------------------------               --------    --------
 ING [Corporate Leaders 100](1)      $            [ ]          [ ]

CLASS W

FUND                                             1 YEAR      3 YEARS
---------------------------------               --------    --------
 ING [Corporate Leaders 100] (1)      $            [ ]          [ ]

(1)   The Examples reflect the expense limitation agreement/waivers for the one-year period and the first year of the three-year period.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                       What You Pay to Invest  5

SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS

You may select from up to five separate classes of shares. Class A, Class B,
Class C, Class I and Class W shares. Class A, Class B and Class C shares are not offered in this Prospectus.

CLASS I SHARES

The minimum initial investment for Class I shares is $250,000. Class I shares are available only to (i) qualified retirement plans such as 401(a), 401(k) or other defined contribution plans and defined benefit plans; (ii) insurance companies and foundations investing for their own account; (iii) wrap programs offered by broker-dealers and financial institutions; (iv) accounts of or managed by trust departments; (v) retirement plans affiliated with ING Groep
N.V.; (vi) ING Groep N.V. affiliates for purposes of corporate cash management;
and (vii) by other ING Funds in the ING Family of Funds.

CLASS W SHARES

The minimum initial investment for Class W shares is $1,000. Class W shares are available only to: (i) wrap programs offered by broker-dealers and financial institutions; (ii) retirement plans affiliated with ING Groep N.V. ("ING
Groep") (NYSE: ING); (iii) ING Groep affiliates for purposes of corporate cash management; and (iv) by other ING Funds in the ING Family of Funds.

There are no investment minimums for any subsequent investments.

Make your investment using the methods outlined in the table on the right.

More information may be found on the Fund's website by going to
www.ingfunds.com, clicking on the "Forms & Literature" link and then selecting
"Shareholder Guides" from the "Prospectuses & Reports" category and selecting the appropriate Fund link. The Fund offers additional classes that are not available in this Prospectus that may be more appropriate for you. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which share class may be right for you with your investment professional and review the prospectus for that share class.

The Fund and ING Funds Distributor, LLC ("Distributor") reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) generally will not be accepted. The Fund and the
Distributor reserve the right to waive minimum investment amounts. The Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000 for
Class I shares and $1,000 for Class W shares.

                               Initial                   Additional
      Method               Investment                  Investment
 BY CONTACTING        An investment               Visit or consult an
 YOUR               professional with an        investment
 INVESTMENT         authorized firm can         professional.
 PROFESSIONAL       help you establish and
                    maintain your account.
 BY MAIL              Visit or consult an         Fill out the Account
                    investment                  Additions form
                    professional. Make          included on the bottom
                    your check payable to       of your account
                    the ING Funds and mail      statement along with
                    it, along with a            your check payable to
                    completed Account           ING Funds and mail
                    Application. Please         them to the address on
                    indicate your               the account statement.
                    investment                  Remember to write
                    professional on the         your account number
                    New Account                 on the check.
                    Application.
 BY WIRE              Call the ING                Wire the funds in the
                    Operations                  same manner described
                    Department at               under "Initial
                    (800) 922-0180              Investment."
                    and select Option 4 to
                    obtain an account
                    number and indicate
                    your investment
                    professional on the
                    account.
                    Instruct your bank to
                    wire funds to the Fund
                    in the care of:
                    State Street Bank
                    and Trust Company
                    ABA # 011000028
                    Boston, MA
                    credit to:
                    __________
                    (the Fund)
                    A/C #75000216; for
                    further credit to
                    Shareholder
                    A/C #
                    __________
                    (A/C # you received
                    over the telephone)
                    Shareholder Name:

                    __________
                    (Your Name Here)
                    After wiring funds
                    you must complete
                    the Account
                    Application and send
                    it to:
                    ING Funds
                    P.O. Box 219368
                    Kansas City, MO
                    64121-9368

6    Shareholder Guide

HOW TO PURCHASE SHARES                                        SHAREHOLDER GUIDE
--------------------------------------------------------------------

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund, the Distributor, or a third-party selling you the Fund must obtain the following information for each person that opens an account:

o  Name;

o  Date of birth (for individuals);

o  Physical residential address (although post office boxes are still permitted for mailing); and

o  Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL
INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING
INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF
THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

FREQUENT TRADING - MARKET TIMING

The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise Fund expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on
Fund performance.

Because the Fund invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market but before the time the Fund computes its current NAV causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in funds which do not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.
Similarly, when the Fund holds thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing discrepancies. However, to the extent that the Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Fund shares which negatively affects long-term shareholders.

The Fund's Board of Directors ("Board") has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund.
Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts with ING Funds four (4) times each year. All exchanges occurring on the same day for all accounts (individual,
IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be included in these limits. On January 1 of each year, the limit restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The
Fund also reserves the right to modify the frequent trading - market timing policy at any time without prior notice depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the
Fund reserves the right to take any necessary action to deter such activity.
Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the
Fund will occur. Moreover, in enforcing such restrictions, the Fund is often

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    7

SHAREHOLDER GUIDE                    HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its ability in a manner that it believes is in the best interest of shareholders.

Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Omnibus accounts permit intermediaries to aggregate transactions. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans, and fee-based accounts such as wrap fee programs. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Fund's administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Fund.

In some cases, the Fund will rely on the intermediaries' excessive trading policies and such policies shall define the trading activity in which the shareholders may engage. This shall be the case where the Fund is used in certain retirement plans offered by affiliates. With trading information received as a result of agreements, the Fund may make a determination that certain trading activity is harmful to the Fund and its shareholders even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Fund may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary.

RETIREMENT PLANS

The Fund has available prototype qualified retirement plans for corporations and self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee
Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement
Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact the
Shareholder Services Representative at 1-800-992-0180. SSB currently receives a
$12 custodial fee annually for the maintenance of such accounts.

8    Shareholder Guide

HOW TO REDEEM SHARES                                          SHAREHOLDER GUIDE
--------------------------------------------------------------------

You may redeem shares by using the methods outlined in the table on the right.

Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

o  Your account must have a current value of at least $250,000.

o  Minimum withdrawal amount is $1,000.

o  You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact a Shareholder Services Representative, refer to the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined
NAV but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

             Method                                 Procedures
 BY CONTACTING YOUR            You may redeem shares by contacting your
 INVESTMENT PROFESSIONAL      investment professional. Investment
                              professionals may charge for their services
                              in connection with your redemption
                              request but neither the Fund nor the
                              Distributor imposes any such charge.
 BY MAIL                       Send a written request specifying the Fund
                              name and share class, your account
                              number, the name(s) in which the account
                              is registered, and the dollar value or
                              number of shares you wish to redeem to:
                              ING Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-9368
                              If certificated shares have been issued, the
                              certificate must accompany the written
                              request. Corporate investors and other
                              associations must have an appropriate
                              certification on file authorizing
                              redemptions. A suggested form of such
                              certification is provided on the Account
                              Application. A signature guarantee may be
                              required.
 BY TELEPHONE -                You may redeem shares by telephone on
 EXPEDITED REDEMPTION         all accounts other than retirement
                              accounts unless you check the box on the
                              Account Application which signifies that
                              you do not wish to use telephone
                              redemptions. To redeem by telephone, call
                              the Shareholder Services Representative at
                              (800) 992-0180.
                              RECEIVING PROCEEDS BY CHECK:
                              You may have redemption proceeds (up to
                              a maximum of $100,000) mailed to an
                              address which has been on record with ING
                              Funds for at least 30 days.
                              RECEIVING PROCEEDS BY WIRE:
                              You may have redemption proceeds
                              (subject to a minimum of $5,000) wired to
                              your pre-designated bank account. You will
                              not be able to receive redemption
                              proceeds by wire unless you check the box
                              on the Account Application which signifies
                              that you wish to receive redemption
                              proceeds by wire and attach a voided
                              check. Under normal circumstances,
                              proceeds will be transmitted to your bank
                              on the business day following receipt of
                              your instructions provided redemptions
                              may be made. In the event that share
                              certificates have been issued, you may not
                              request a wire redemption by telephone.

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                          If you have any questions, please call 1-800-992-0180.

                                                          Shareholder Guide    9

SHAREHOLDER GUIDE                                TRANSACTION POLICIES
--------------------------------------------------------------------------------

HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor").
The Distributor is a broker-dealer that is licensed to sell securities. The
Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each
ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, "ING") may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the Financial Industry Regulatory Authority
("FINRA") as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.

The Fund's Adviser or the Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the distribution agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.

The Distributor may pay, from its own resources, additional fees to these broker-dealers or other financial institutions including affiliated entities.
These additional fees paid to intermediaries may take the following forms: (1)
a percentage of that entity's customer assets invested in ING mutual funds; (2)
a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to: (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers; or (2)
0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $30 on those assets. If you invested $10,000, the Distributor could pay a maximum of $20 for that sale.

The Fund's Adviser or the Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds including affiliated companies. This may take the form of cash incentives and non-cash compensation and may include, but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by those broker-dealers for their customers. The Sub-Adviser of the Fund may contribute to non-cash compensation arrangements.

Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.

The top 25 firms we paid to sell our mutual funds as of the end of the last calendar year are: A.G. Edwards & Sons, Inc.; Bear Stearns Securities Corp;
Charles Schwab & Co; Citigroup Global Markets; Directed Services LLC; Financial
Network Investment; First Clearing, LLC; H&R Block Financial Advisors; ING
DIRECT Securities, Inc.; ING Financial Advisors; ING Life Insurance and Annuity
Company; Linsco Private Ledger Financial; Merrill Lynch; MS & Co. ("Morgan
Stanley"); Multi Financial Securities; National Financial Services Corp;
Oppenheimer & Co.; Pershing, LLC; Primevest Financial Services, Inc.;
Prudential Investment Management Services; Raymond James Financial Services;
RBC Dain Rauscher, Inc.; UBS Financial Services, Inc.; Wachovia Securities; and
Wells Fargo Investments.

Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

NET ASSET VALUE

The NAV per share for each class of the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange
("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the
NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the
Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

10    Shareholder Guide

TRANSACTION POLICIES                                          SHAREHOLDER GUIDE
--------------------------------------------------------------------

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.
Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

o  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

o  Securities of an issuer that has entered into a restructuring;

o  Securities whose trading has been halted or suspended;

o  Fixed-income securities that have gone into default and for which there are no current market value quotations; and

o  Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the
Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the
NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received.
If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership.

TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine.
The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of a Fund for shares of the same class of any other ING
Fund that offers those shares. You should review the prospectus of the ING Fund you intend to exchange into before exchanging your shares.

The total value of shares being exchanged must at least equal the minimum investment requirement of the ING Fund into which they are being exchanged.
Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.

If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for ING Senior Income Fund's share will develop, so you will not

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                                                         Shareholder Guide    11

SHAREHOLDER GUIDE                                TRANSACTION POLICIES
--------------------------------------------------------------------------------

be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for not less than 5% of its outstanding common shares. If more than 5% of the ING Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege into ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.

In addition to the Funds available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other
ING Fund should carefully review the prospectus of that fund before exchanging their shares. For a list of the other funds offered by the Distributor, please see the inside back cover of this Prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)
992-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling a
Shareholder Services Representative unless you mark the box on the Account
Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon
60 days' prior written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' prior written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a total value that is less than the Fund minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180
and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy promise that accompanies this Prospectus.

HOUSEHOLDING

To reduce expenses, we may mail only one copy of the Fund's Prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies thirty days after receiving your request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter.
The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on August 1). The Fund's portfolio holdings schedule will, at a minimum, remain available on the Fund's website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.

12    Shareholder Guide

ADVISER AND SUB-ADVISER                       MANAGEMENT OF THE FUND
--------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING
Investments has overall responsibility for the management of the Fund. ING
Investments oversees all investment advisory and portfolio management services for the Fund.

ING Investments is registered with the SEC as an investment adviser. ING
Investments is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING
Groep"). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments became an investment management firm in April, 1995.

As of May 31, 2008, ING Investments managed approximately $__ billion in assets.

The principal address of ING Investments is 7337 East Doubletree Ranch Road,
Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual management fees paid by the Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

                                    MANAGEMENT
FUND                                    FEE
 ING [Corporate Leaders 100]            [ ] %(1)

(1) Because the Fund had not commenced operations as of the fiscal year ended
      May 31, 2008, the management fee for the Fund reflects the current contract rate.

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund's semi-annual shareholder report that will be dated November 30, 2008.

SUB-ADVISER

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio. The sub-adviser is an affiliate of ING Investments.

ING Investments acts as a "manager-of-managers" for the Fund. ING Investments delegates to the sub-adviser of the Fund the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Fund.

From time to time, ING Investments may also recommend the appointment of additional sub-advisers or replacement of non-affiliated sub-advisers to the
Fund's Board. It is not expected that ING Investments would normally recommend replacement of affiliated sub-advisers as part of its oversight responsibilities. The Fund and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Fund's Board, to appoint additional non-affiliated sub-advisers or to replace an existing sub-adviser with a non-affiliated sub-adviser as well as change the terms of a contract with a non-affiliated sub-adviser, without submitting the contract to a vote of the Fund's shareholders. The Fund will notify shareholders of any change in the identity of the sub-adviser of the Fund. In this event, the name of the Fund and its principal investment strategies may also change.

Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.

ING INVESTMENT MANAGEMENT CO.

ING Investment Management Co. ("ING IM" or "Sub-Adviser"), a Connecticut
corporation, serves as the Sub-Adviser to the Fund. ING IM is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by ING Investments and the Fund's
Board.

Founded in 1972, ING IM is registered with the SEC as an investment adviser.
ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

As of May 31, 2008, ING IM managed approximately $[ ] billion in assets.

The principal office of ING IM is 230 Park Avenue, New York, New York 10169.

The following individuals jointly share responsibility for the day-to-day management of the Fund.

Omar Aguilar, Ph.D., Portfolio Manager, has served as a manager of the Fund since its inception. Dr. Aguilar has been with ING IM since July 2004 and is
Head of Quantitative Equity Research. Previously, he served as head of quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of Quantitative Research and Portfolio Manager with Merrill Lynch Investment Management since 1999.

Vincent Costa, CFA, Senior Vice President and Head of Portfolio Management of
Quantitative Equity, joined ING IM in April 2006 as Head of Portfolio
Management of quantitative equity. He has co-managed the Fund since inception.
Prior to joining ING IM he was with Merrill Lynch Investment Management, where he worked for 7 years in quantitative equity leadership positions, including managing director and head of their quantitative investments organization.

PERFORMANCE OF SIMILAR ACCOUNTS MANAGED BY ING IM INVESTMENT TEAM

The following tables are designed to show how a composite of mutual fund accounts managed by ING IM performed over various periods in the past. The ING
IM Composite is a composite

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                          If you have any questions, please call 1-800-992-0180.

                                                    Management of the Fund    13

MANAGEMENT OF THE FUND                 ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

of the performance of all actual fee-paying and non-fee paying fully discretionary accounts under management by ING IM for at least one month beginning ____. Each Account in the composite has investment objectives, policies, and strategies substantially similar to those of ING [Corporate
Leaders 100] Fund. The accounts included in the composite may include separate accounts, private investment trusts and other client accounts. Annual returns of the ING Composite reflect the expenses of the Accounts, which may differ from the expenses of ING [Corporate Leaders 100] Fund.

The following tables show the returns for the ING IM Composite compared to the
S&P 500(Reg. TM) Index for the one-, three-year and since inception periods ended December 31, 2007 and on an annual basis as of December 31, of prior years. This information is designed to demonstrate the historical track record of the ING IM investment team. It does not indicate how ING [Corporate Leaders
100] Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                        AVERAGE ANNUAL TOTAL RETURNS(1)
                           (AS OF DECEMBER 31, 2007)

                             ING IM COMPOSITE(%)         ING IM COMPOSITE(%)       S&P 500(Reg. TM)
                           (AT MAX SALES CHARGE)2      (WITH NO SALES CHARGE)        INDEX(3)(%)
                          ------------------------    ------------------------    -----------------
 One Year                             [ ]%                        [ ]%                    [ ]%
 Three Years                          [ ]%                        [ ]%                    [ ]%
 Five Years                           [ ]%                        [ ]%                    [ ]%
 Since Inception (4)                  [ ]%                        [ ]%                    [ ]%

                            ANNUAL TOTAL RETURNS(1)
                        (AS OF DECEMBER 31 OF EACH YEAR)

               ING IM COMPOSITE (%)
            (WITH NO SALES CHARGE)(2)      S&P 500(Reg. TM) INDEX(3) (%)
           ---------------------------    ------------------------------
  2007                   [ ]%                             [ ]%
  2006                   [ ]%                             [ ]%
  2005                   [ ]%                             [ ]%
  2004                   [ ]%                             [ ]%
  2003                   [ ]%                   [ ]%(4)

(1)   The performance reflected of the ING IM Composite has been calculated differently than the method used for calculating Fund performance pursuant to SEC guidelines. This presentation shows performance of the
      ING IM Composite managed by ING IM. The gross returns for the ING IM
      Composite in the Average Annual Total Returns table and the Annual Total
      Return table were adjusted to reflect the deduction of the net operating expenses for Class I shares of ING [Corporate Leaders 100] Fund. Net operating expenses include investment advisory fees, distribution and service (Rule 12b-1) fees, custodial fees, brokerage commissions and execution costs, and other expenses, without the provision for any applicable federal or state income taxes.

(2)   Reflects the the deduction of the maximum applicable Class A sales charge of 5.75%

(3)   The S&P 500(Reg. TM) Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets

(4)   The index return for the S&P 500(Reg. TM) Index is for the the period beginning _____.

The performance reflected in the ING IM Composite may be calculated differently than the method used for calculating Fund performance pursuant to SEC guidelines.

The net annual total returns for the ING IM Composite were calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The first column of performance numbers under the Annual
Total Returns table reflects the deduction of the maximum front-end sales charge of the Class A shares of ING [Corporate Leaders 100] Fund (5.75%) from a hypothetical investment made in the first year of the one-year, three-year, five-year and since inception periods respectively. The Annual Total Returns
Table for the ING IM Composite does not reflect the deduction of any sales loads, which would have reduced those performance numbers. The accounts in the
ING IM Composite (other than mutual fund accounts) do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the
Code. Returns would have been lower if the composite had been subject to these expenses and regulations.

14    Management of the Fund

ADVISER AND SUB-ADVISER                       MANAGEMENT OF THE FUND
--------------------------------------------------------------------

Consequently, the performance results for the ING IM Composite could have been adversely affected if the institutional private accounts and private investment funds included in the ING IM Composite had been regulated as investment companies under the federal securities laws. The aggregate returns of the accounts in the ING IM Composite may not reflect the returns of any particular account managed by ING IM.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                                    Management of the Fund    15

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. The Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Fund may invest and certain of the investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategies.

PRINCIPAL RISKS

The principal risks of the Fund are highlighted below.

CONVERTIBLE SECURITIES. Convertible securities are usually bonds, preferred stock or other securities that are convertible into common stock of the issuer at a fixed price. Because the value of a convertible security generally can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security and generally will not vary in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Convertible securities are often lower rated securities.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results such as a loss or a reduction in gains.

OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding
Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's
Depositary Receipts ("SPDRs"), PowerShares QQQTM ("QQQQ"), Dow Jones Industrial
Average Trading Stocks ("Diamonds") and iShares exchange-traded funds
("iShares"). The main risk of investing in other investment companies
(including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because a Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees). Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or
(ii) trading may be halted if the listing exchanges' officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

To seek to achieve a return on uninvested cash or for other reasons, a Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or
more other money market funds advised by ING affiliates ("ING Money Market
Funds"). A Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market
Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

SMALL- AND MID-CAPITALIZATION COMPANIES. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33  1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities.

16    More Information About Risks

                            MORE INFORMATION ABOUT RISKS
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When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

PORTFOLIO TURNOVER. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve its respective investment objective. A high portfolio turnover rate involves greater expenses to the
Fund, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Fund and is likely to generate more taxable short-term gains for shareholders.

OTHER RISKS

BORROWING. Borrowing may exaggerate the affect of any increase or decrease in the value of portfolio securities or the NAV of the Fund and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

INABILITY TO SELL SECURITIES. Some securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S.
companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INTERESTS IN LOANS. The Fund may invest in participation interests or assignments in secured variable or floating rate loans which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid and may be difficult to value.

INVESTMENT BY FUNDS-OF-FUNDS. The Fund's shares may be purchased by other investment companies, including through fund-of-funds arrangements within the
ING Funds family. In some cases, the Fund may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Fund may experience large inflows or redemptions due to allocations or rebalancings by these funds-of funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also increase transaction costs or portfolio turnover. The Adviser or portfolio manager will monitor transactions by the funds-of funds and will attempt to minimize any adverse effects on the Fund and funds-of-funds as a result of these transactions. So long as the Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

MANAGEMENT. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser or the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Many sub-advisers of equity funds employ styles that are characterized as "value" or "growth." However, these terms can have different application by different managers. One sub-adviser's value approach may be different from another, and one sub-adviser's growth approach may different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or "deeper discount" to a company's net worth than other value managers.
Therefore, some funds that are characterized as growth or value can have greater volatility than other funds managed by other managers in a growth or value style.

PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

RESTRICTED AND ILLIQUID SECURITIES. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities which could vary from the amount the Fund could realize upon disposition. Restricted securities,
i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid although they may be less liquid than registered securities traded on established secondary markets.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase of a security that the seller has agreed to repurchase at an agreed-upon date and price. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                              More Information About Risks    17

MORE INFORMATION ABOUT RISKS
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REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement or dollar roll involves the sale of a security with an agreement to repurchase the same or substantially similar securities at an agreed upon price and date.
Whether such a transaction produces a gain for the Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, the Fund's NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar rolls, as leveraging techniques, may increase the Fund's yield; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or the Sub-Adviser to the Fund
anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage and rating limitations in this Prospectus apply at the time of investment.

18    More Information About Risks

DIVIDENDS,                                     DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund generally distributes most or all of its net earnings in the form of dividends and capital gain distributions. Dividends are normally expected to consist primarily of ordinary income. The Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the
Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of the Fund invested in another ING Fund that offers
Class I shares.

TAXES

The following information is meant as a general summary for U.S. shareholders.
Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all, or substantially all, of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. Except as described below, it generally does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional
Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate. Dividends attributable to interest income are not eligible for the reductions in rates described below.

Current tax law (which is currently scheduled to apply through 2010) generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stock.
Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the
Fund.

The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

o  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

o  The maximum 15% tax rate for individual taxpayers on long-term capital gains and qualifying dividends is currently scheduled to apply through 2010. In the absence of further Congressional action, for the calendar years after
   2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

o  Note that distributions of earnings from dividends paid by certain
   "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

o  A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

o  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Dividends declared by the Fund in October, November or December and paid during the following January will be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that Fund within a period of 61 days beginning 30 days before and ending 30 days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the
IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S.
federal income tax liability.

Please see the SAI for further information regarding tax matters.

[GRAPHIC APPEARS HERE]

                          If you have any questions, please call 1-800-992-0180.

                                        Dividends, Distributions and Taxes    19

FINANCIAL
 HIGHLIGHTS
--------------------------------------------------------------------

Because the Fund did not commence operations as of the fiscal year ended May
31, 2008, financial highlights are not available.

20  Financial Highlights

In addition to the Fund offered in this prospectus, the Distributor also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800)
992-0180 or by going to www.ingfunds.com.

DOMESTIC EQUITY AND INCOME FUNDS
ING Balanced Fund
ING Growth and Income Fund
ING Real Estate Fund

DOMESTIC EQUITY GROWTH FUNDS
ING 130/30 Fundamental Research Fund
ING Fundamental Research Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund

ING Opportunistic LargeCap Fund
ING Small Company Fund
ING SmallCap Opportunities Fund

DOMESTIC EQUITY INDEX FUNDS
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
ING SmallCap Value Fund
ING SmallCap Value Multi-Manager Fund
ING LargeCap Value Fund
ING Value Choice Fund

FIXED-INCOME FUNDS
ING GNMA Income Fund
ING Intermediate Bond Fund

GLOBAL EQUITY FUND
ING Global Science and Technology Fund

INTERNATIONAL FUND-OF-FUNDS
ING Diversified International Fund

LOAN PARTICIPATION FUND
ING Senior Income Fund

MONEY MARKET FUND
ING Money Market Fund

STRATEGIC ALLOCATION FUNDS
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

WHERE TO GO FOR MORE INFORMATION
YOU'LL FIND MORE INFORMATION ABOUT THE FUND IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Funds' annual/semi-annual shareholder reports, when available, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Funds' performance during their last fiscal year, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI contains more detailed information about the Fund. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.

Please write, call or visit our website for a free copy of the current annual/
semi-annual shareholder reports, the SAI or other Fund information.

To make shareholder inquiries contact:

THE ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

(800) 992-0180

Or visit our website at WWW.INGFUNDS.COM

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. SECURITIES AND EXCHANGE COMMISSION
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549

or at the e-mail address: PUBLICINFO@SEC.GOV

Or obtain the information at no cost by visiting the SEC's Internet website at
WWW.SEC.GOV.

When contacting the SEC, you will want to refer to the Funds' SEC file number.
The file number is as follows:

ING Series Fund, Inc.                 811-6352
  ING [Corporate Leaders 100] Fund

PRPRO-ADE                                                        (0608-061108)
[GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

June 11, 2008

ING SERIES FUND, INC.

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

(800) 922-0180

ING [Corporate Leaders 100] Fund

Class A, Class B, Class C, Class I and Class W Shares

This Statement of Additional Information (“SAI”) relates to ING [Corporate Leaders 100] (“Fund”), a series of ING Series Fund, Inc. (“Company”). A prospectus or prospectuses (“Prospectus” or “Prospectuses”) for the Fund dated June 11, 2008, which provides the basic information you should know before investing in the Fund, may be obtained without charge from the Fund or the Fund’s principal underwriter, ING Funds Distributor, LLC (“Distributor”), at the address listed above. This SAI is not a prospectus but is incorporated therein by reference and should be read in conjunction with the Prospectuses dated June 11, 2008 which have been filed with the United States Securities and Exchange Commission (“SEC”). Capitalized terms not defined in this SAI are used as defined in the Prospectuses.

The information in this SAI expands on the information contained in the Prospectuses and any supplements thereto. Copies of the Fund’s Prospectuses and annual or semi-annual shareholder reports, when available, may be obtained upon request and without charge by contacting the Fund at the address and phone number written above. Terms used in this SAI have the same meaning as in the Prospectuses, and some additional terms are defined particularly for this SAI.

HISTORY OF THE COMPANY

The Company is a Maryland corporation registered as a diversified, open-end management investment company. The Company was organized in June 1991 and currently consists of 17 separately managed series.

This SAI pertains only to ING [Corporate Leaders 100] Fund.

Incorporation. The Company was incorporated under the laws of the state of Maryland on June 17, 1991.

Series and Classes. The Board of Directors (“Board”) has the authority to subdivide each series into classes of shares having different attributes so long as each share of each class represents a proportionate interest in the series equal to each other share in that series. Shares of the Fund currently are classified into multiple classes

Each Class of shares has the same rights, privileges and preferences except with respect to: (a) the effect of sales charges, if any, for each Class; (b) the distribution fees borne by each Class; (c) the expenses allocable exclusively to each Class; (d) voting rights on matters exclusively affecting a single Class; and (e) the exchange privilege of each Class.

Capital Stock. Fund shares are fully paid and non-assessable when issued. Fund shares have no preemptive or conversion rights except that the Fund’s Class B shares automatically convert to Class A shares after eight (8) years. A shareholder’s Class B shares will automatically convert to Class A shares in the Fund on the second calendar day of the following month in which the eighth anniversary of the issuance of the Class B shares occurs, together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares except that Class B shares acquired initially through funds that were apart of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of the original purchase. Each share of the Fund has the same rights to share in dividends declared by the Fund for that share class. Upon liquidation of the Fund, shareholders in the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Voting Rights. Shareholders of each Class are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote on the election of Directors and on other matters submitted to the vote of shareholders. Generally, all shareholders have voting rights on all matters except matters affecting only the interests of one Class of shares. Voting rights are not cumulative so that the holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all the Directors. In such event, the holders of the remaining shares will be unable to elect any person as a Director.

Shareholder Meetings. The Company is not required, and does not intend, to hold annual shareholder meetings. The Articles of Incorporation provide for meetings of shareholders to elect Directors at such times as may be determined by the Directors or as required by the Investment Company Act of 1940, as amended (“1940 Act”). If requested by the holders of at least 10% of the Company’s outstanding shares, the Company will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting.

1940 Act Classification. The Company is a diversified, open-end management investment company as those terms are defined under the 1940 Act. The 1940 Act generally requires, among other things, that with respect to 75% of its total assets, a diversified company may not invest more than 5% of its total assets in the securities of any one issuer.

SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS

Diversification

The Fund is “diversified” within the meaning of the 1940 Act. In order to qualify as diversified, the Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose, other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

Investments, Investment Strategies and Risks

The table on the following pages identifies various securities and investment techniques used by the adviser or sub-adviser in managing the Fund described in this SAI. The table has been marked to indicate those securities and investment techniques that the adviser or sub-adviser may use to manage the Fund. The Fund may use any or all of these techniques at any one time, and the fact that the Fund may use a technique does not mean that the technique will be used. The Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund’s investment objective, policies and restrictions described in the Fund’s Prospectuses and/or this SAI, as well as the federal securities laws. There can be no assurance that the Fund will achieve its investment objective. The Fund’s policies, investment strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund’s Prospectuses. Where a particular type of security or investment technique is not discussed in the Fund’s Prospectuses, that security or investment technique is not a principal investment strategy and the Fund will not invest more than 5% of the Fund’s assets in such security or investment technique. See the Fund’s fundamental investment restrictions for further information.

Asset Class/ Investment Techniques	ING [Corporate Leaders 100] Fund
Equity Investments
Common Stock	X
Convertible Securities	X
Preferred Stock	X
Synthetic Convertible Securities[1]	X
IPOs	X
Foreign and Emerging Market Investments
ADRs/EDRs/GDRs	X
Eurodollar/ Yankee Dollar Instruments[2]	X
Eurodollar Convertible Securities[2]	X
Foreign and Emerging Market Equity Securities[3]	X
Foreign Bank Obligations[2]	X
Foreign Currency Exchange Transactions[4]	X
Foreign Mortgage-Related Securities[2]	X
International Debt Securities[2]	X
Sovereign Debt Securities[2]	X
Supranational Agencies[2,5]	X
Fixed-Income Investments
ARMS[2]	X
Asset-Backed Securities (non-mortgage)[2]	X
Banking Industry Obligations/Short-Term Investments[2]	X
Corporate Debt Securities[2]	X
Credit-Linked Notes[2]	X
Debt Securities	X
Floating or Variable Rate Instruments[2]	X
GICs[2]	X
Government Trust Certificates[2]	X
GNMA Certificates[2]	X
High-Yield Securities[6]	X
Mortgage-Related Securities[2]	X

Asset Class/ Investment Techniques	ING [Corporate Leaders 100] Fund
Municipal Securities[2]	X
Municipal Lease Obligations[2]	X
Savings Association Obligations[2,7]	X
Tax Exempt Industrial Development Bonds & Pollution Control Bonds[2]	X
Interest/Principal Only Stripped Mortgage-Backed Securities[2]	X
U.S. Government Securities[2]	X
Zero-Coupon and Pay-In-Kind[2]	X
Subordinated Mortgage Securities[2]	X
Other Investments
Derivatives[8]	X
Financial Futures Contracts and Related Options[9]	X
Forward Currency Contracts[9]	X
Foreign Futures Contracts and Foreign Options	X
Forward Foreign Currency Contracts[4]	X
Index-, Currency-, and Equity-Linked Securities[9]	X
Options on Futures[9]	X
Over-the-Counter Options[9]	X
Put Call Options [9,10]	X
Stock Index Options[9]	X
Straddles[9]	X
Warrants	X
Other Investment Companies[11]	X
Private Funds	X
Real Estate Securities	X
Restricted and Illiquid Securities	X
TBA Sale Commitments	X
Foreign Currency Options[4]	X
Investment Techniques
Borrowing	X
Lending of Fund Securities	X
Repurchase Agreements[2]	X
Reverse Repurchase Agreements and Dollar Rolls	X
Securities, Interest Rate and Currency Swaps[8]	X
Short Sales[12]	X
Temporary Defensive Positions	X
When-Issued Securities and Delayed-Delivery Transactions	X

1	The Fund may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s Investors Service Inc. (“Moody’s”) or “A” or higher by Standard & Poor’s Rating Corporation (“S&P”) and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

2	The Fund may only invest in such instruments (which must be of high quality and short duration) for temporary and defensive or cash management purposes.

3	Investments in emerging market equity securities will not exceed 5% of the Fund’s total assets.

4	The Fund may only invest in such instruments for the purposes of hedging.

5	Other than for temporary and defensive or cash management purposes, the Fund may invest up to 10% of its net assets in securities of supranational agencies. These securities are not considered government securities and are not supported directly or indirectly by the U.S. government.

6	The Fund will not invest more than 15% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody’s, or, if unrated, considered by ING Investment Management Co., as applicable, to be of comparable quality).

7	The certificates of deposit (interest-bearing time deposits) in which the Fund may invest are issued by savings banks or savings and loan associations that have capital surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

8	The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets.

9	For purposes other than hedging, the Fund will invest no more than 5% of its assets in such instruments.

10	The Fund is prohibited from having written call options outstanding at any one time on more than 30% of its total assets. The Fund will not write a put if it will require more than 50% of the Fund’s net assets to be designated to cover all put obligations. The Fund may not buy options if more than 3% of its assets immediately following such purchase would consist of put options. The Fund may purchase call and sell put options on equity securities only to close out positions previously opened. The Fund will not write a call option on a security unless the call is “covered” (i.e. it already owns the underlying security). The Fund may purchase put options when ING Investment Management Co. believes that a temporary defensive position is desirable in light of market conditions, but does not desire to sell a portfolio security.

11	The Fund may invest in other investment companies to the extent permitted under the 1940 Act, as amended, and the rules and regulations thereunder.

12	The Fund may make short sales of Exchange Traded Funds for the purposes of hedging.

EQUITY INVESTMENTS

Common Stock, Preferred Stocks, Convertible Securities and Other Equity Securities

Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives the Fund the right to vote on issues affecting the company’s organization and operations. Such investments may be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree of changes in earnings and prospects.

Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stock. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer-term debt securities have greater yields than do shorter-term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Fund because the Fund purchases such securities for their equity characteristics.

“Synthetic” convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Fund may purchase a non-convertible debt security and a warrant or option which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Securities of Small- and Mid-Capitalization Companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. The trading volume of securities of small-cap and mid-cap companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.

Initial Public Offerings

Initial Public Offerings (“IPOs”) occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history which involves a greater potential for the value of their securities to be impaired following the IPO. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund’s adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on the Fund’s performance when the Fund’s asset bases are small. Consequently, IPOs may constitute a significant portion of the Fund’s returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund’s assets as it increases in size and, therefore, have a more limited effect on the Fund’s performance.

There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price making it more difficult for the Fund to realize a profit.

Unseasoned Companies

The Fund considers securities of companies with limited operating histories to be securities of companies with a record of less than three (3) years’ continuous operation including the operations of any predecessors and parents (these are sometimes referred to as “unseasoned issuers.”) These companies, by their nature, have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on fundamental valuation factors than would be the case for more mature companies.

FOREIGN AND EMERGING MARKET INVESTMENTS

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts

American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other similar securities represent securities of foreign issuers. These securities are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts include: ADRs which are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. ADRs are typically designed for U.S. investors and held either in physical form or in book entry form. EDRs are similar to ADRs but may be listed and traded on a European exchange as well as in the United States (typically, these securities are traded on the Luxembourg exchange in Europe). Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in the European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as Euroclear and other foreign depositories. Depositary receipts denominated in U.S. dollars will not be considered foreign securities for purposes of the investment limitation concerning investment in foreign securities.

Eurodollar and Yankee Dollar Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers.

Eurodollar Convertible Securities

Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Fund may invest without limitation in Eurodollar convertible securities are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities, which are not listed, or represented by ADRs listed, on such exchanges.

Securities of Foreign Issuers

Securities of foreign issuers have certain common characteristics and risks. Foreign financial markets, while growing in volume have, for the most part, substantially less volume than U.S. markets and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

Although the Fund will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Fund on these investments.

The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Foreign Bank Obligations

Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

Foreign Currency Exchange Transactions

The Fund may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another — for example, to exchange a certain amount of U.S. dollars for a certain amount of Korean Won — at a future date. Forward foreign currency contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund’s portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management’s need to protect the status of the Fund as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (“Code”).

Foreign Mortgage-Related Securities

Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

International Debt Securities

International debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities or zero-coupon securities.

In determining whether to invest in debt obligations of foreign issuers, the Fund will consider the relative yields of foreign and domestic high-yield securities, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income which could result in a return of capital to shareholders. The Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Fund’s investment income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Exchange Act of 1933, as amended (“1933 Act”), the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

Restrictions on Foreign Investments. Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund when it invests in such countries. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis resulting in a delay during which the Fund may be denied certain of its rights as an investor including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled depriving the Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital as well as by the application to the Fund of any restrictions on investments. No more than 15% of the Fund’s net assets may be comprised, in the aggregate, of assets that are: (i) subject to material legal restrictions on repatriation; or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People’s Republic of China only in United States or Hong Kong dollars and only at an exchange rate established by the government once each week.

In certain countries, banks and other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts the Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities” as defined by the rules thereunder. The provisions may restrict the Fund’s investments in certain foreign banks and other financial institutions.

Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of the Fund’s shares.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks including the following:

Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in U.S. markets and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment of securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of the Fund’s positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

Taxes. The interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes thus reducing the net amount of income available for distribution to the Fund’s shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his/her proportionate share of such foreign taxes paid by the Fund.

Costs. The expense ratios of the Fund when it invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as: the characteristics of the particular company; differences between economic trends and the performance of securities markets within the United States and those within other countries; and factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus depending on the adviser’s or sub-adviser’s assessment of prevailing market, economic and other conditions.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities. Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

Supranational Agencies

Supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank) which was chartered to finance development projects in developing member countries; the European Union which is a 27-nation organization engaged in cooperative economic activities; and the Asian Development Bank which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

FIXED-INCOME SECURITIES

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (“ARMS”) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by the Federal National Mortgage Association (“FNMA”)), tend to lag changes in market rate levels and tend to be somewhat less volatile.

Asset-Backed Securities (Non-Mortgage)

Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a Collateralized Mortgage Obligations structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments and the Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

The collateral behind certain asset-backed securities tend to have prepayment rates that do not vary with interest rates and the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate except if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

Banking Industry Obligations/Short-Term Investments

Banking industry obligations include certificates of deposit bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches) based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

When the Fund holds instruments of foreign banks or financial institutions it may be subject to additional investment risks that are different in some respects from those incurred by the Fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers plays an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

For foreign banks there is a possibility that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in its Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Corporate Debt Securities

Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in “High-Yield Securities.”

Debt obligations that are deemed investment grade carry a rating of at least Baa- from Moody’s or BBB- from Standard and Poor’s, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa- or BBB- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Credit-Linked Notes

A credit-linked note (“CLN”) is generally issued by one party with a credit option or risk linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder or the Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specific credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Fund cannot assure that it can implement a successful strategy regarding this type of investments.

Debt Securities

The Fund may invest in debt securities. The value of fixed-income or debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt securities with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to ten years). Also, for each debt security, there is a risk of principal and interest default which will be greater with higher-yielding, lower-grade securities.

Floating or Variable Rate Instruments

Variable rate demand instruments held by the Fund may have maturities of more than one year, provided: (i) the Fund is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate demand instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The Fund will be able (at any time or during specified periods not exceeding one year depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default. The Fund may invest in variable rate demand notes only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of variable rate demand notes held by the Fund will also be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven business days in the usual course of business without taking a reduced price, will be treated as illiquid securities.

Guaranteed Investment Contracts

Guaranteed Investment Contracts (“GICs”) are issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it and the charges will be deducted from the value of the deposit fund. In addition, because the Fund may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment and, together with other instruments invested in by the Fund which are not readily marketable, will not exceed 15% of the Fund’s net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Government Trust Certificates

Government Trust Certificates represent an interest in a government trust, the property of which consists of: (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998); and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note provided that such obligations shall not be rated less than AAA or less by a nationally recognized statistical rating organization (“NRSRO”).

Government National Mortgage Association Certificates

Government National Mortgage Association (“GNMA”) Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Such loans are initially made by lenders such as mortgage bankers, commercial banks and savings and loan associations and are either insured by the Federal Housing Administration (“FHA”) or Farmers’ Home Administration (“FMHA”) or guaranteed by the Veterans Administration (“VA”). A GNMA Certificate represents an interest in a specific pool of such mortgages which, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each certificate is guaranteed by the full faith and credit of the U.S. government.

GNMA Certificates differ from bonds in that principal is scheduled to be paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. “Modified pass through” type GNMA Certificates entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of issuers’ and GNMA fees) whether or not the mortgagor has made such payment.

GNMA Certificates are created by an “issuer” which is an FHA approved mortgage banker who also meets criteria imposed by GNMA. The issuer assembles a pool of FHA, FMHA, or VA insured or guaranteed mortgages with the same interest rate, maturity and type of dwelling. Upon application by the issuer and after approval by GNMA of the pool, GNMA provides its commitment to guarantee timely payment of principal and interest on the GNMA Certificates backed by the mortgages included in the pool. The GNMA Certificates, endorsed by GNMA, are then sold by the issuer through securities dealers.

GNMA is authorized under the Federal National Housing Act to guarantee timely payment of principal and interest on GNMA Certificates. This guarantee is backed by the full faith and credit of the United States. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under its guarantee. When mortgages in the pool underlying GNMA Certificates are prepaid by mortgagors or by result of foreclosure such principal payments are passed through to the certificate holders. Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular GNMA Certificate but FHA statistics indicate that 25 to 30 year single family dwelling mortgages have an average life of approximately 12 years. The majority of GNMA Certificates are backed by mortgages of this type and accordingly, the generally accepted practice has developed to treat GNMA Certificates as 30-year securities which prepay fully in the 12th year.

GNMA Certificates bear a nominal “coupon rate” which represents the effective FHA-VA mortgage rate at the time of issuance, less 0.5%, which constitutes the GNMA and issuer’s fees. For providing its guarantees, GNMA receives an annual fee of 0.06% of the outstanding principal on certificates backed by single family dwelling mortgages and the issuer receives an annual fee of 0.44% for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal less the GNMA and issuer’s fees. The actual yield to be earned by a holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the certificate). Monthly distributions of interest, as contrasted to semi-annual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on GNMA Certificates. Because of the variation in the life of the pools of mortgages which back various GNMA Certificates and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of GNMA Certificates, such as that in which the Fund may invest, will differ significantly from the yield estimated by using an assumption of a 12 year life for each GNMA Certificate included in such a portfolio as described.

The actual rate of prepayment for any GNMA Certificate does not lend itself to advance determination although regional and other characteristics of a given mortgage pool may provide some guidance for investment analysis. Also, secondary-market trading of outstanding GNMA Certificates tends to be concentrated in issues bearing the current coupon rate.

Construction loan securities are issued to finance building costs. The funds are disbursed as needed or in accordance with a prearranged plan. The securities provide for the timely payment to the registered holder of interest at the specified rate plus scheduled installments of principal. Upon completion of the construction phase, the construction loan securities are terminated and project loan securities are issued. It is the Fund’s policy to record these GNMA Certificates on trade date and to segregate assets to cover its commitments on trade date as well.

GNMA Certificates — When-Issued And Delayed Delivery Transactions

GNMA Certificates may at times be purchased or sold on a delayed-delivery basis or on a when-issued basis. These transactions arise when GNMA Certificates are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund. No payment is made until delivery is due, often a month or more after the purchase. The settlement date on such transactions will take place no more than 120 days from the trade date. When the Fund engages in when-issued and delayed-delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure of the buyer or seller to do so may result in the Fund missing the opportunity of obtaining a price considered to be advantageous. While when-issued GNMA Certificates may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a GNMA Certificate on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value (“NAV”). ING Investments, LLC (“ING Investments”), the Fund’s investment adviser, and the sub-adviser each do not believe that the Fund’s NAV or income will be adversely affected by the purchase of GNMA Certificates on a when-issued basis. The Fund may invest in when-issued securities without other conditions. Such securities either will mature or be sold on or about the settlement date. The Fund may earn interest on such account or securities for the benefit of shareholders.

High-Yield Securities

High-yield securities are debt securities that are rated lower than “Baa-” by Moody’s, “BBB-” by S&P, or of comparable quality if unrated.

High-yield securities often are referred to as “junk bonds” and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities but they also typically entail greater potential price volatility and principal and income risk.

High-yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities but are reflected in the Fund’s NAV. The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

The yields earned on high-yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody’s description of its bond ratings: Ba — judged to have speculative elements; their future cannot be considered as well assured. B — generally lack characteristics of a desirable investment. Caa — are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca — speculative in a high degree; often in default. C — lowest rate class of bonds; regarded as having extremely poor prospects. Moody’s also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P’s description of its bond ratings: BB, B, CCC, CC, C — predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D — in payment default. S&P applies indicators “+,” no character, and “-” to its rating categories. The indicators show relative standing within the major rating categories.

Certain securities held by the Fund may permit the issuer at its option to call or redeem its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Risks Associated with High-Yield Securities. The medium- to lower-rated and unrated securities in which the Fund invests tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

High-Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities thus disrupting the market for such securities.

Sensitivity to Interest Rate and Economic Changes. High-yield bonds are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are investment grade bonds. As a result, when interest rates rise causing bond prices to fall, the value of these securities may not fall as much as investment grade corporate bonds. Conversely, when interest rates fall, these securities may underperform investment grade corporate bonds.

Also, the financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of these securities to service their principal and interest payments, to meet projected business goals, and to obtain additional financing than on more creditworthy issuers. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of these securities and the Fund’s NAV. Furthermore, in the case of high-yield bonds structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities which pay interest periodically and in cash.

Payment Expectations. High-yield bonds present risks based on payment expectations. For example, these securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the securities with a lower yielding security resulting in a decreased return for investors. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of these securities than in the case of investment-grade bonds.

Liquidity and Valuation Risks. Some issues of high-yield bonds may be traded among a limited number of broker-dealers rather than in a broad secondary market. Many of these securities may not be as liquid as investment grade bonds. The ability to value or sell these securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease or increase the value and liquidity of these securities more than other securities, especially in a thinly-traded market.

Taxation. Special tax considerations are associated with investing in high-yield securities structured as zero- coupon or pay-in-kind securities. The Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.

Limitations of Credit Ratings. The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. Although the ratings of recognized rating services such as Moody’s and S&P are considered, the sub-adviser primarily relies on its own credit analysis which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Fund’s investment objective may be more dependent on the adviser’s or sub-adviser’s own credit analysis than might be the case for the Fund which does not invest in these securities.

Mortgage-Related Securities

The Fund may invest in mortgage-related debt securities, collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). Federal mortgage-related securities include obligations issued or guaranteed by GNMA, FNMA, and the Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA is a wholly-owned corporate instrumentality of the United States, the securities and guarantees of which are backed by the full faith and credit of the U.S. government. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government. See “U.S. Government Securities.”

Pass-through mortgage-related securities are characterized by monthly payments to the holder reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Fund might be converted to cash and the Fund could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Fund buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a “stated maturity”—the latest date by which the tranche can be completely repaid assuming no repayments—and has an “average life”—the average time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized rather than being paid off entirely at maturity as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as “pass-through” securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payments generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government, such as GNMA, or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and

REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter their cash flows.

Risks of Mortgage Related Investment. Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest-only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. The Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

Municipal Securities

Municipal securities are debt obligations issued by state and local governments, territories and possessions of the United States, regional government authorities, and their agencies and instrumentalities (“municipal securities”). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

In general, “municipal securities” debt obligations are issued to obtain funds for a variety of public purposes such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations and to raise funds for general operating expenses and lending to other public institutions and facilities.

The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer and the taxes that can be levied for the payment of debt securities may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

Insured municipal debt involves scheduled payments of interest and principal guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

Moral Obligation Securities. Municipal securities may include moral obligation securities which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality which created the issuer.

Industrial Development and Pollution Control Bonds. These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

Municipal Lease Obligations. These are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation. The Fund may also purchase certificates of participation which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain non-appropriation clauses which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing and certain lease obligations may therefore be considered to be illiquid securities.

The Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one NRSRO; (2) secured by payments from a governmental lessee which has actively traded debt obligations; (3) determined by the adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (4) contain legal features which the adviser or sub-adviser deems appropriate such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

Short-Term Municipal Obligations. These securities include the following:

Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues to be payable from these specific future taxes. They are usually general obligations of the issuer secured by the taxing power of the municipality for the payment of principal and interest when due.

Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or the GNMA.

Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Savings Association Obligations

The certificates of deposit (interest-bearing time deposits) in which the Fund may invest are issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Interest/Principal Only Stripped Mortgage-Backed Securities

The Fund may invest in Interest/Principal Only Stripped Mortgage-Backed Securities (“SMBS”). SMBS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The market prices of SMBS are generally more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality.

U.S. Government Securities

Investments in U.S. government securities include instruments issued by the U.S. Treasury such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the length of their maturities and the dates of issuance. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government such as GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government such as the Student Loan Marketing Association (“SLMA”), the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities although, under certain conditions certain of these authorities may borrow from the U.S. Treasury. In case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself if the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such agencies or instrumentalities only when the adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities that are backed by the full faith and credit of the United States.

Zero-Coupon and Pay-In-Kind Securities

Zero-coupon and deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A pay-in-kind bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. Pay-in-kind bonds are typically callable at about the time they begin paying cash interest. The market prices of zero-coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero-coupon securities having similar maturities and credit quality.

The risks associated with lower-rated debt securities apply to these securities. Zero-coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment because these securities do not pay cash interest.

Subordinated Mortgage Securities

Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Fund may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal payments, interest or any combination thereof to one or more other classes or only after the occurrence of certain events and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets such as is the case when underlying mortgage loans are prepaid.

A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk of investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Fund would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

The adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The adviser or sub-adviser has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Fund seeks opportunities to acquire subordinated residential mortgage securities when, in the view of the adviser or sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The adviser will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

OTHER INVESTMENTS

Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons including to enhance return, hedge certain market risks, or to provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would.

Derivatives can be volatile and involve various types and degrees of risk depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Fund will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the adviser or sub-adviser to forecast interest rates and other economic factors correctly. If the adviser or sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

The Fund might not employ any of the strategies described below and no assurance can be given that any strategy used will succeed. If the adviser or sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of relates investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

Financial Futures Contracts and Related Options

The Fund may enter into futures contracts or options thereon that are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (“CEA”) by the Commodity Futures Trading Commission (“CFTC”).

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price at a designated date, time, and place. Brokerage fees are incurred when a futures contract is bought or sold and at expiration and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. However, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Fund relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-

conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge). If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Fund might not be successful and the Fund could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Fund’s overall return could be less than if the hedging transactions had not been undertaken.

Investments in futures contracts on fixed-income securities involve the risk that if the adviser’s or sub-adviser’s judgment concerning the general direction of interest rates is incorrect, the Fund’s overall performance may be poorer than if it had not entered into any such contract. For example, if the Fund has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

Sales of futures contracts which are intended to hedge against a change in the value of securities held by the Fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

“Margin” is the amount of funds that must be deposited by the Fund with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Fund’s futures contracts. A margin deposit is intended to assure the Fund’s performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Fund. These daily payments to and from the Fund are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily NAV, the Fund will mark-to-market the current value of its open futures contracts. The Fund expects to earn interest income on its initial margin deposits.

When the Fund buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full notional value of the futures contract thereby insuring that the leveraging effect of such futures contract is minimized in accordance with regulatory requirements.

The Fund can buy and write (sell) options on futures contracts.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures or option position may be terminated only by entering into a closing purchase or sale transaction which requires a secondary market on the exchange on which the position was originally established. While the Fund will establish a futures or option position only if there appears to be a liquid secondary market, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by the Fund which could require the Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures or option positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio or the relevant portion thereof.

The trading of futures and options contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity which could, at times, make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Forward Currency Contracts

The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to the Fund’s position, it would lose the premium it paid and transactions costs. A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

Foreign Futures Contracts and Foreign Options

Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on, or subject to, the rules of a foreign board of trade. Neither the CFTC, the National Futures Association (“NFA”) nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Additional Restrictions on the Use of Futures and Option Contracts. CFTC regulations require that to prevent the Fund from being a commodity pool, the Fund enters into all short futures for the purpose of hedging the value of securities held and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Fund expects that at least 75% of futures contract purchases will be completed meaning that upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by the Fund in the cash market. With respect to futures contracts or related options that are entered into for purposes that may be considered speculative, the aggregate initial margin for futures contracts and premiums for options will not exceed 5% of the Fund’s net assets after taking into account realized profits and unrealized losses on such futures contracts.

Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the adviser or sub-adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Foreign Currency Options

The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put and call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Swap Transactions

The interest rate swaps, currency swaps and other types of swap agreements including swaps on securities and indices in which the Fund may invest are described in the Prospectus. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party’s damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted and the result is the counterparty’s gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as “aggregation.”

Risks of Investing in Options. There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Code requirements for qualification of the Fund as a RIC. See “Dividends, Distributions and Taxes.”

In addition, foreign option exchanges do not afford to participants many of the protections available in U.S. option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets and adverse market movements could therefore continue to an unlimited extent over a period of time.

Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment due to the margin and collateral requirements typically associated with such option writing. See “OTC Options.”

Forward Foreign Currency Contracts

Forward contracts for foreign currency (forward exchange contracts) obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers. The Fund may enter into a forward exchange contract in order to lock in the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. The Fund may also enter into a forward exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as “cross hedging.” The success of cross hedging is dependent on many factors including the ability of the adviser or sub-adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

Forward exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward exchange contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted causing the Fund to sustain losses on these contracts and transactions costs.

At or before the maturity of a forward exchange contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost of engaging in forward exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the adviser or sub-adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.

Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Index-, Currency- and Equity-Linked Securities

Index-linked notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices such as the S&P 500® Composite Stock Price (“S&P 500®”) Index. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity and/or an interest rate determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency or against an index.

Index- and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the adviser or sub-adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the adviser or sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid.

Options on Futures

A futures option gives the purchaser the right but not the obligation, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out (before exercise or expiration) by an offsetting purchase or sale of a futures option by the Fund.

Over-the-Counter Options

The staff of the SEC has taken the position that purchased over-the-counter options (“OTC Options”) and the assets used as cover for written OTC Options are illiquid securities. In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the adviser. Under these special arrangements, the Fund will enter into contracts with dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option plus the amount, if any, by which the option is in-the-money. The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. Strike price refers to the price at which an option will be exercised. Cover assets refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is in-the-money). Although each agreement will provide that the Fund’s repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC Option contract than the Fund would pay to close out a similar exchange traded option.

Put and Call Options

A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder the right to sell and to obligate the writer to purchase a security or financial instrument at a stated price at any time until the expiration date. The Fund may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of the adviser or sub-adviser.

The Fund will not write call options on when-issued securities. The Fund purchases call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. The Fund may also purchase call options on an index to protect against increases in the price of securities underlying that index that the Fund intends to purchase pending its ability to invest in such securities in an orderly manner.

So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.

When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price but conversely, retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium. However, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.

An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).

The Fund may write calls on and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that the Fund would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the Fund’s obligation might be more or less than the premium received when it originally wrote the option. Further, the Fund might occasionally not be able to close the option because of insufficient activity in the options market.

In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.

If a put option is sold by the Fund, the Fund will designate liquid securities with a value equal to the exercise price or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that a writer may be required to buy the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit as long as the price of the underlying instrument remains above the exercise price. However, if the put is exercised the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at the exercise price even though the value of the investment may have fallen below the exercise price. If the put lapses unexercised the writer realizes a gain in the amount of the premium. If the put is exercised the writer may incur a loss equal to the difference between the exercise price and the current market value of the underlying instrument.

The purchase of put options may be used to protect the Fund’s holdings in an underlying security against a substantial decline in market value. Such protection is, of course, only provided during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options may also be used by the Fund when it does not hold the underlying security.

The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by the Fund for writing call options will be recorded as a liability in the statement of assets and liabilities of the Fund. This liability will be adjusted daily to the option’s current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by the Fund when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of the Fund. This asset will be adjusted daily to the option’s current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.

Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option, or purchase another put option, on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect a closing transaction at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.

Stock Index Options

Stock index options include put and call options with respect to the S&P 500® Index and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell or to reduce risks inherent in the ongoing management of the Fund.

The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index depends on the adviser’s or sub-adviser’s ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could be unable to close out options which it had purchased and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds which could result in substantial losses to the Fund. The Fund purchase put or call options only with respect to an index which the adviser or sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

Straddles

A Straddle, which may be used for hedging purposes, is a combination of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Warrants

A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When the Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

Exchange-Traded Funds (“ETFs”) are investment companies whose goal it is to track or replicate a desired index such as a sector, market or global segment. ETFs are traded on exchanges similar to a publicly traded company. Similarly, the risks and costs are similar to that of a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the

NAVs of the ETF’s underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when the Fund invests in ETFs, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Holding Company Depositary Receipts (“HOLDRs”) are trust-issued receipts that represent the Fund’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Fund’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially causing the HOLDRs to be less diverse and creating more risk.

Private Funds

U.S. or foreign private limited partnerships or other investment funds, which are referred to as Private Funds. Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, or would be but for the exemptions provided in sections 3(c)(1) or 3(c)(7) of the 1940 Act, the Fund’s ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund’s expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks including loss of the Fund’s entire investment in the Private Fund.

Private Funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.

The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also diversify some of the risks involved with investing in fixed-income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Fund significantly. However, the Fund bears any expenses incurred by the trust. In addition, the Fund assumes the liquidity risks generally associated the privately offered pooled investments.

Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust except under certain circumstances and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.

The Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

Private Funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and therefore may result in the loss of the Fund’s investment. Structured securities may be positively or negatively indexed so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

Real Estate Securities

Investments in real estate securities include interests in real estate investment trusts (“REITs”), real estate development, real estate operating companies, (“REOCs”) and companies engaged in other real estate related businesses. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project such as apartment complexes or geographic region such as the northeastern United States or both. A REOC is a company that derives at least 50% of its gross revenues or net profits from either: (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.

Risks of real estate securities include those risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate generally or in the rents and other income generated by real estate; periodic over-building which creates gluts in the market as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Restricted and Illiquid Securities

The Fund may invest in a restricted security or an illiquid security if the adviser or sub-adviser believes that it presents an attractive opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the adviser or sub-adviser might wish to sell and these securities could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities requiring the Fund to rely on judgments that may be somewhat subjective in determining value which could vary from the amount that the Fund could realize upon disposition.

Because of the nature of these securities, a considerable period of time may elapse between the Fund’s decision to dispose of these securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A under the 1933 Act) may be negotiated at the time such securities are purchased by the Fund. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Fund would be permitted to sell them. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale which might prevent their resale by the Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Fund in good faith pursuant to procedures adopted by the Company’s Board.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as qualified institutional buyers and under the Fund’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

To Be Announced Sale Commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract with the actual principal amount being within a specified range of the estimate. The Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Foreign Currency Options

The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or quoted by major recognized dealers in such options for the purpose of protecting against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If a rise is anticipated in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. In such circumstances, the Fund collateralizes the position by designating cash and/or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily. In the event of rate fluctuations adverse to the Fund’s position it would lose the premium it paid and transactions costs. A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration specially designated) upon conversion or exchange of other foreign currency held in its portfolio.

INVESTMENT TECHNIQUES

Borrowing

The Fund may borrow from banks. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund’s NAV and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Lending of Fund Securities

In order to generate additional income, the Fund may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities does not exceed 33 1/3% of the Fund’s total assets. No lending may be made with any companies affiliated with the adviser. These loans earn income for the Fund and are collateralized by cash, securities or letters of credit. The Fund might experience a loss if the financial institution defaults on the loan. The Fund seek to mitigate this risk through contracted indemnification upon default.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Fund could incur losses in connection with the investment of such cash collateral.

Repurchase Agreements

Repurchase agreements may be considered to be loans by the Fund for purposes of the 1940 Act. Each repurchase agreement must be collateraltized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements maturing in more than seven days will not exceed 10% of the total assets of the Fund.

Reverse Repurchase Agreements and Dollar Roll Transactions

Reverse repurchase agreement transactions involve the sale of U.S. government securities held by the Fund with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund’s total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise even if such liquidations of the Fund’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund’s NAV and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

In order to enhance portfolio returns and manage prepayment risks, the Fund may engage in dollar roll transactions. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When the Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked-to-market daily and are maintained until the transaction is settled.

Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for the Fund depends upon the costs of the agreements (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or substantially the same security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements then the Fund’s NAV will increase faster than otherwise would be the case. Conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, the Fund’s NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar roll transactions, as leveraging techniques, may increase the Fund’s yield in the manner described above. However, such transactions also increase the Fund’s risk to capital and may result in a shareholder’s loss of principal.

Securities, Interest Rate and Currency Swaps

Interest rate swaps, currency swaps and other types of swap agreements including swaps on securities and indices in which the Fund may invest are described in the Prospectus. The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party’s damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the marked-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted and the result is the counterparty’s gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as aggregation.

Short Sales

The Fund may make short sales of securities it already owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales “against the box”). In a short sale that is not against the box, the Fund sells a security which it does not own in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a short position in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrues during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within ninety (90) days without restriction other than the payment of money).

Short sales by the Fund that are not made against the box create opportunities to increase the Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund, in effect, profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value and to decrease more when the securities it has sold short increase in value than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential as the market price of securities sold short may continually increase, although the Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If the Fund makes a short sale against the box, the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Fund’s decision to make a short sale against the box may be a technique to hedge against market risks when the adviser or sub-adviser believes that the price of a security may decline causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act unless the sale is against the box and the securities sold short are placed in a segregated account (not with the broker) or unless the Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale) which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. The Fund will comply with these requirements. In addition, as a matter of policy, the Fund’s Board has determined that the Fund will not make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund’s total assets taken at market value.

The extent to which the Fund may enter into short sales transactions may be limited by the Code requirements for qualification of the Fund as a RIC. See “Dividends, Distributions and Taxes.”

Temporary Defensive Positions

The Fund may invest in short-term, high-quality debt instruments and in U.S. government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the adviser’s or the sub-adviser’s determination to do so within the investment guidelines and policies of the Fund; (iii) to permit the Fund to meet redemption requests; and (iv) to take a temporary defensive position.

Although it is expected that the Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the Fund may invest for temporary defensive purposes include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper including master notes; (iv) bank obligations including certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. The Fund will invest in short-term instruments that do not have a maturity of greater than one year.

When-Issued Securities and Delayed-Delivery Transactions

In order to secure prices or yields deemed advantageous at the time the Fund may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Fund may also enter into forward commitments. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Fund will establish a segregated account with the custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be marked-to-market daily. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities but the Fund may sell these securities before the settlement date if deemed an advisable investment strategy. In these cases, the Fund may realize a capital gain or loss. When the Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in the Fund’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

When the time comes to pay for the securities acquired on a delayed delivery basis, the Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation). Depending on market conditions, the Fund could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.

FUNDAMENTAL INVESTMENT RESTRICTIONS AND POLICIES

All percentage limitations set forth below apply immediately after a purchase or initial investment and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

The investment objective of the Fund is not fundamental and may be changed without a shareholder vote. The Fund has adopted the following investment restrictions as fundamental policies which means they cannot be changed without approval of the holders of a “majority” of the Fund’s outstanding voting securities as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund’s voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (2) more than 50% of the Fund’s outstanding voting securities.

As a matter of fundamental policy the Fund may not:

1.	purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other registered management investment companies;

2.	purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt securities issued by any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more registered management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund;

3.	borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Fund;

4.	make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Fund;

5.	underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies;

6.	purchase or sell real estate, except that the Fund may: (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

7.	issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund; or

8.	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

With respect to fundamental policy number (2), industry classifications are determined in accordance with the classifications established by Global Industrial Classification Standards (“GIC”) or Standard Industrial Classification (“SIC”). The adviser or sub-adviser believes that the industry characteristics selected are reasonable and not so broad that the primary economic characteristics of the companies in a single class are materially different. Industry classifications may be changed from time to time to reflect changes in the market place.

PORTFOLIO TURNOVER

A change in securities held in the portfolio of the Fund is known as portfolio turnover and may involve the payment by the Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. The Fund cannot accurately predict its turnover rate. However, the rate will be higher when the Fund finds it necessary to change significantly its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of capital gains by the Fund.

DISCLOSURE OF THE FUND’S PORTFOLIO SECURITIES

The Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Fund posts its portfolio holdings schedule on ING’s website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the last day of the preceding quarter-end (e.g., the Fund will post the quarter-ending June 30 holdings on August 1).

The Fund also compiles a list composed of its ten largest holdings (“Top Ten”). This information is produced monthly and is made available on ING’s website on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Fund’s shares and most third parties may receive the Fund’s annual or semi-annual shareholder reports, or view on ING’s website, the Fund’s portfolio holdings schedule. The Top Ten list also is provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING’s website, the Fund may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when the Fund has a legitimate business purpose for doing so. Unless otherwise noted below, the Fund’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which information is requested and the date the information is provided. Specifically, the Fund’s disclosure of its portfolio holdings may include disclosure:

•	To the Fund’s independent registered public accounting firm, named herein, for use in providing audit opinions;

•	To financial printers for the purpose of preparing Fund regulatory filings;

•	For the purpose of due diligence regarding a merger or acquisition;

•	To a new adviser or sub-adviser prior to the commencement of its management of the Fund;

•	To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more data from the Fund than is posted on the Fund’s website;

•	To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Fund;

•	To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Fund; or

•	To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding the Fund’s portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of the Fund’s shareholders on the one hand, and those of the Fund’s adviser, sub-adviser, principal underwriter or any affiliated person of the Fund, its adviser, or its principal underwriter on the other. Such Policies authorize the Fund’s administrator to implement the Board’s Policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Fund’s shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Fund’s administrator to authorize the release of the Fund’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Fund’s administrator reports quarterly to the Board regarding the implementation of the Policies.

The Fund has the following ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings:

Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released

Institutional Shareholder Services, Inc.	Proxy Voting & Class Action Services	Daily	None

Charles River Development	Compliance	Daily	None

All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING’s Legal Department. All waivers and exceptions involving the Fund will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Fund, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

MANAGEMENT OF THE COMPANY

Set forth in the table below is information about each Director of the Company.

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Board Memberships held by Director
Directors who are not “Interested Persons”
Albert E. DePrince, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 66	Director	June 1998 - Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 - Present). Formerly, Director of Business and Economic Research Center, Middle Tennessee State University (August 1994-August 2003).	30	Academy of Economics and Finance (February 2002 – Present); Tennessee Tax Structure Commission (December 2002-December 2004); and Business and Economic Research Center (August 1999-August 2003).

Maria Teresa Fighetti 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Director	April 1994 – Present	Retired. Formerly, Associate Commissioner/Attorney, New York City Department of Mental Health (June 1973 – October 2002).	30	None.

Sidney Koch 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 72	Director	April 1994 – Present	Self-Employed Consultant (June 2000 – present).	30	None.

Corine T. Norgaard 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 70	Director	June 1991 – Present	Retired. Formerly, President, Thompson Enterprises (September 2004 – September 2005); and Dean of the Barney School of Business, University of Hartford (August 1996 – June 2004).	30	Mass Mutual Corporate and Participation Investors (April 1997 – Present); Mass Mutual Premier Series (December 2004 – Present); and Mass Mutual MML Series II (December 2005 – Present).

Edward T. O’Dell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 72	Director	June 2002 – Present	Retired. Formerly, Partner of Goodwin Procter LLP (June 1966 – September 2000).	30	None.

Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Director	January 2003 – Present	President, Obermeyer & Associates, Inc. (November 1999 – Present).	30	None.

Russell Jones 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 63	Director	December 2007 - Present	Senior Vice President, Chief Investment Officer and Treasurer Kaman Corporation (1973-Present).	30	None.

Directors who are “Interested Persons”

Shaun Mathews(3)(4) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Director	December 2007 - Present	President and Chief Executive Officer ING Investments, LLC (December 2006-Present) and Head of ING USFS Mutual Funds and Investment Products (October 2004-Present). CMO of ING USFS (April 2002-October 2004) and Head of Rollover/Payout (October 2001-December 2003).	30	Mark Twain House & Museum (September 2002-Present; Connecticut Forum (May 2002-Present); Capital Community College Foundation (February 2002-Present); ING Services Holding Company, Inc. (May 2000-Present); Southland Life Insurance Company (June 2002-Present); and ING Capital Corporation, LLC, ING Funds Distributor, LLC, ING Funds Services, LLC, ING Investments, LLC, and ING Pilgrim Funding, Inc. (March 2006-Present).

Fredric (Rick) A. Nelson III(3) 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Director	December 2007 - Present	Vice Chairman and Chief Investment Officer, ING Investment Management Americas. Formerly, head of the U.S. Equity Group as well as a member of the Global and U.S. Executive Committees at JPMorgan Fleming Investment Management, Inc. until 2003.	30	None.

(1)	Directors serve until their successors are duly elected and qualified.

(2)	For the purposes of this table, “Fund Complex” mean the following investment companies: ING GET Fund; ING Series Fund, Inc.; ING Strategic Allocation Portfolios, Inc.; ING Variable Funds; ING VP Balanced Portfolio, Inc.; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio. The number of Funds in the Fund Complex is as of January 31, 2008.

(3)	“Interested person” of the Company, as defined in the 1940 Act, is such because of a relationship with ING Groep N.V., the parent corporation of the adviser of the Fund, ING Investments, LLC, and the Distributor, ING Funds Distributor, LLC.

(4)	Shaun Mathews, President, ING USFS Mutual Funds and Investment Products, has held a seat on the Board of Directors of The Mark Twain House & Museum since September 19, 2002. ING Groep N.V. affiliates make non-material, charitable contributions to The Mark Twain House & Museum.

Officers

Information about the Fund’s Officers is set forth in the table below:

Name, Address and Age	Position Held with the Company	Term of Office and Length Of Time Served(1)	Principal Occupation(s) During the Last Five Years

Shaun P. Mathews 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	President and Chief Executive Officer	December 2006 – Present	President and Chief Executive Officer, ING Investments, LLC(2) and ING Fund Services(3) (December 2006 – Present) and Head of ING USFS Mutual Funds and Investment Products (October 2004 – Present). Formerly, CMO, ING USFS (April 2002 – October 2004) and Head of Rollover/Payout (October 2001 – December 2003).

Michael J. Roland 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Executive Vice President	April 2002 – Present	Head of Mutual Fund Platform (February 2007 – Present) and Executive Vice President, ING Investments, LLC(2) (December 2001 – Present). Formerly, Head of Product Management (January 2005 – January 2007); Chief Compliance Officer, ING Investments, LLC(2) and Directed Services, LLC(5) (October 2004 – December 2005); and Chief Financial Officer and Treasurer, ING Investments, LLC(2) (December 2001 – March 2005).

Stanley D. Vyner 230 Park Avenue New York, NY 10169 Age: 57	Executive Vice President	March 2002 – Present	Executive Vice President, ING Investments, LLC(2) (July 2000 – Present); and Chief Investment Risk Officer, ING Investments, LLC(2) (January 2003 – Present). Formerly, Chief Investment Officer of the International Investments (August 2000 – January 2003).

Name, Address and Age	Position Held with the Company	Term of Office and Length Of Time Served(1)	Principal Occupation(s) During the Last Five Years
Joseph M. O’Donnell 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 53	Executive Vice President Chief Compliance Officer	March 2006 – Present November 2004 – Present	Chief Compliance Officer of the ING Funds (November 2004 – Present), ING Investments, LLC(2) and Directed Services, LLC(5) (March 2006 – Present); and Executive Vice President of the ING Funds (March 2006 – Present). Formerly, Chief Compliance Officer of ING Life Insurance and Annuity Company (March 2006 – December 2006); Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 – October 2004).

Todd Modic 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 – Present	Senior Vice President, ING Funds Services, LLC(3) (April 2005 – Present). Formerly, Vice President, ING Funds Services, LLC(3) (September 2002 – March 2005); and Director of Financial Reporting, ING Investments, LLC(2) (March 2001– September 2002).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 43	Senior Vice President	December 2003 – Present	Senior Vice President, ING Investments, LLC(2) (October 2003 – Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC(2) (January 2001 – October 2003).

Ernest J. C'DeBaca 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 38	Senior Vice President	June 2006 – Present	Senior Vice President, ING Investments, LLC(2) (December 2006 – Present), and ING Funds Services, LLC(3) (April 2006 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (January 2004 – March 2006); and Attorney-Adviser, U.S. Securities and Exchange Commission (May 2001 – December 2003).

Robert Terris 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 37	Senior Vice President	June 2006 – Present	Senior Vice President, Head of Division Operations, ING Funds (May 2006 – Present) and Vice President, Head of Division Operations, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Vice President of Administration, ING Funds Services, LLC(3) (October 2001 – March 2006).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Vice President and Treasurer	March 2002 – Present	Vice President and Treasurer, ING Funds Services, LLC(3) (October 2001 – Present) and ING Investments, LLC(2) (August 1997 – Present).

Lauren D. Bensinger 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 54	Vice President	March 2003 – Present	Vice President and Chief Compliance Officer, ING Funds Distributor, LLC(4) (July 1995 – Present); and Vice President (February 1996 – Present); and Director of Compliance, ING Investments, LLC(2) (October 2004 – Present). Formerly, Chief Compliance Officer, ING Investments, LLC(2) (October 2001 – October 2004).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 49	Vice President	September 2004 – Present	Vice President, ING Funds Services, LLC(3) (September 2004 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (October 2001 – September 2004); and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC(2) (September 1999 – October 2001).

William Evans 10 State House Square Hartford, CT 06103 Age: 35	Vice President	December 2007 - Present	Vice President, Head of Mutual Fund Advisory Group (April 2007-present), Vice President, U.S. Mutual Funds and Investment Products (May 2005-April 2007), Senior Fund Analyst, U.S. Mutual Funds and Investment Products (May 2002-May 2005).

Denise Lewis 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 44	Vice President	April 2007 – Present	Vice President, ING Funds Services, LLC(3) (December 2006 – Present). Formerly, Senior Vice President, UMB Investment Services Group, LLC (November 2003 – December 2006); and Vice President, Wells Fargo Funds Management, LLC (December 2000 – August 2003).

Name, Address and Age	Position Held with the Company	Term of Office and Length Of Time Served(1)	Principal Occupation(s) During the Last Five Years
Kimberly K. Palmer 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 50	Vice President	March 2006 – Present	Vice President, ING Funds Services, LLC(3) (March 2006 – Present). Formerly, Assistant Vice President, ING Funds Services, LLC(3) (August 2004 – March 2006); Manager, Registration Statements, ING Funds Services, LLC(3) (May 2003 – August 2004); Associate Partner, AMVESCAP PLC (October 2000 – May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 – May 2003).

Susan P. Kinens 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 31	Assistant Vice President	March 2003 – Present	Assistant Vice President, ING Funds Services, LLC(3) (December 2002 – Present); and has held various other positions with ING Funds Services, LLC(3) for more than the last five years.

Theresa K. Kelety 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Secretary	September 2003 – Present	Counsel, ING Americas, U.S. Legal Services (April 2003 – Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 – April 2003).

Huey P. Falgout, Jr. 7337 East Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 45	Assistant Secretary	September 2003 – Present	Chief Counsel, ING Americas, U.S. Legal Services (September 2003 – Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 – September 2003); and Associate General Counsel, AIG American General (January 1999 – November 2002).

(1)	The officers hold office until the next annual meeting of Directors and until their successors shall have been elected and qualified.

(2)	ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc. which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(3)	ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc. which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(4)	ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc. which was previously known as ING Pilgrim Securities, Inc. and before that was known as Pilgrim America Securities, Inc.

(5)	Directed Services, LLC is successor in interest to Directed Services, Inc.

Board

The Board governs the Fund and is responsible for protecting the interests of shareholders. The Directors are experienced executives who oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund and review the Fund’s performance.

Frequency of Meetings

The Board currently conducts regular meetings four (4) times a year. The Audit Committee also meets regularly four (4) times per year, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

Committees

The Board has established an Audit Committee whose function includes, among others, to meet with the independent registered public accounting firm of the Fund to review the scope of the Fund’s audit, its financial statements and interim accounting controls, and to meet with management concerning these matters. The Audit Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones (collectively, the “Independent Directors”). Mr. Obermeyer currently serves as Chairperson and Dr. Norgaard currently serves as Vice Chairperson of the Audit Committee. The Audit Committee held four (4) meetings during the fiscal year ended May 31, 2007.

The Board has established a Contracts Committee whose function is to consider, evaluate and make recommendations to the full Board concerning contractual arrangements with service providers to the Fund and all other matters in which the investment adviser or any affiliated entity has an actual or potential conflict of interest with the Fund or its shareholders. The Contracts Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones. Mr. Koch currently serves as Chairperson and Dr. DePrince currently serves as Vice Chairperson of the Contracts Committee. The Contracts Committee held five (5) meetings during the fiscal year ended May 31, 2007.

The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Nominating Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones. The Nominating Committee is willing to consider nominations for vacancies received from shareholders in the same manner as it reviews its own nominees. Shareholders wishing to submit a nomination for Director at an annual or special meeting of shareholders must provide such recommendation in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to the Fund) in writing to the Nominating Committee, c/o the Secretary of the Fund, ING Series Fund, Inc., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. Any such recommendation made by such shareholder should include sufficient information for the Nominating Committee to make an assessment of the candidate's suitability for the position of Independent Director. The Nominating Committee held three (3) meetings during the fiscal year ended May 31, 2007.

The Board has established a Valuation Committee for the purpose of approving fair value determinations at the time they are being considered by management. The Valuation Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones. The Valuation Committee held no meetings during the fiscal year ended May 31, 2007.

The Board has established a Compliance Committee for the purposes of (1) providing oversight with respect to compliance by the Fund and their service providers with applicable laws, regulations and internal policies and procedures affecting the operations of the Fund and (2) to serve as a committee, and in such capacity to receive, retain and act upon reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state laws. The Compliance Committee currently consists of Dr. DePrince, Ms. Fighetti, Mr. Koch, Dr. Norgaard, Mr. O’Dell, Mr. Obermeyer and Mr. Jones. Dr. Norgaard currently serves as Chairperson of the Compliance Committee and Mr. O’Dell currently serves as Vice Chairperson. The Compliance Committee meets as needed. The Compliance Committee held four (4) meetings during the fiscal year ended May 31, 2007.

Director Ownership of Securities

Set forth in the table below is the dollar range of equity securities owned by each Director for the calendar year ended December 31, 2007.

Name of Director	Dollar Range of shares in the Fund	Aggregate Dollar Range of Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Directors
Albert E. DePrince, Jr.	None	Over $100,000(1)
Maria T. Fighetti	None	Over $100,000(1)
Sidney Koch	None	Over $100,000
Edward T. O’Dell	None	Over $100,000(1)
Joseph E. Obermeyer	None	Over $100,000(1)
Corine T. Norgaard	None	Over $100,000
Russell Jones(2)	None	$10,000-$50,000(1)
Interested Directors
Shaun Mathews(2)	None	Over $100,000(1)
Rick Nelson(2)	None	Over $100,000(1)

(1)	Includes the value of shares in which a Director has an indirect interest through a deferred compensation plan.

(2)	Messrs. Jones, Mathews and Nelson commenced services as Directors effective December 2007.

Independent Director Ownership of Securities

Set forth in the table below is information regarding each Independent Director’s (and his or her immediate family members) share ownership in securities of the Fund’s adviser or principal underwriter and the ownership of securities in an entity controlling, controlled by or under common control with the adviser or principal underwriter of the Fund (not including registered investment companies) as of December 31, 2007.

Name of Director	Name of Owners and Relationship to Director	Company	Title of Class	Value of Securities	Percentage of Class
Albert E. DePrince, Jr.	N/A	N/A	N/A	$—	N/A
Maria T. Fighetti	N/A	N/A	N/A	$—	N/A
Sidney Koch	N/A	N/A	N/A	$—	N/A
Corine T. Norgaard	N/A	N/A	N/A	$—	N/A
Edward T. O’Dell	N/A	N/A	N/A	$—	N/A
Joseph Obermeyer	N/A	N/A	N/A	$—	N/A
Russell Jones	N/A	N/A	N/A	$—	N/A
Interested Directors
Shaun Mathews	N/A	N/A	N/A	$—	N/A
Rick Nelson	N/A	N/A	N/A	$—	N/A

Compensation of Directors

For service on the Board and the boards of other investment companies in the ING Board Complex, each Independent Director who is not an “interested person” of ING is entitled to receive (i) an annual retainer of $60,000, payable in equal quarterly installments; (ii) $7,500 per meeting for each Board meeting in which the Independent Director participates in person; (iii) $7,500 per meeting for each Contracts Committee meeting in which the Independent Director participates in person; (iv) $3,500 per meeting for each committee meeting, other than for a Contracts Committee meeting, held in conjunction with a Board meeting in which the Independent Director participates in person, and $5,000 per meeting for each committee meeting, other than for Contracts Committee meeting, not held in conjunction with a Board meeting, in which the Independent Director participates in person; (v) $2,500 per meeting for each meeting of the Board or an committee in which the Independent Director participates by telephone (including via video conference); (vi) $35,000 per annum for serving as Chairperson of the Contracts Committee, payable in equal quarterly installments; (vii) $15,000 per annum for serving as Chairperson of the Audit Committee, payable in equal quarterly installments; (viii) $15,000 per annum for serving as Chairperson of the Compliance Committee, payable in equal quarterly installments; (ix) $5,000 per annum for serving as Chairperson of the Nominating Committee (in periods in which the Committee has operated), payable in equal quarterly installments; (x) $20,000, $7,500 and $7,500 per annum for serving as Committee Vice Chairperson of the Contracts, Compliance and Audit Committees, respectively, payable in equal quarterly installments. In addition, each Independent Director is entitled to reimbursement for out-of-pocket expenses incurred in attending Board and Committee meetings. All such fees and expense reimbursements are allocated among all funds within the ING Board Complex pro rata based upon the average net assets of all the funds within the ING Board Complex as of the date the payment is due. None of the Independent Directors is entitled to receive pension or retirement benefits.

The following table sets forth information provided by the Fund’s adviser regarding estimated future compensation of Directors by the Fund as of May 31, 2009 and compensation for other funds managed by the adviser and its affiliates for the year ended May 31, 2008. Officers of the Company and Directors who are interested persons of the Company do not receive any compensation from the Company or any other funds managed by the adviser or its affiliates.

Compensation Table

Name of Person and Position	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation From Registrant and Fund Complex Paid to Directors (1)
Albert E. DePrince, Jr. Director		None
Maria T. Fighetti Director		None
Sidney Koch Director		None
Edward T. O’Dell Director		None
Joseph E. Obermeyer Director		None
Corine T. Norgaard Director		None
Russell Jones(2) Director	N/A	None	N/A
Shaun Mathews(2) Director	N/A	None	N/A
Rick Nelson(2) Director	N/A	None	N/A

(1)	Represents compensation from funds (total in complex as of the fiscal year ended May 31, 2007).

(2)	Messrs. Jones, Mathews and Mr. Nelson commenced services as Directors effective December 2007.

The Board has adopted a retirement policy under with each Independent Director is subject to mandatory retirement as of the later of (i) the March 31 next occurring after he or she attains the age of 72 and (ii) the date his or her successor is elected or appointed to the Board, provided that each Independent Director under the age of 72 as of March 31, 2002 who held office as of that date may, upon the vote of the other Independent Directors, be granted up to three one-year extensions commencing as of the March 31 next occurring after he or she attains the age of 72.

CODE OF ETHICS

The Fund, the adviser, the sub-adviser and the Distributor have adopted a code of ethics (“Code of Ethics” or written supervisory procedures) governing personal trading activities of all Directors, Officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading of securities that may be purchased or held by the Fund or of the Fund’s shares. The Code of Ethics also prohibits short-term trading of the Fund by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Fund’s Compliance Department and to report all transactions on a regular basis. The sub-adviser has adopted its own Code of Ethics to govern the personal trading activities of its personnel.

PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund’s portfolio securities. The procedures delegate to the adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the adviser, the Board has also approved the adviser’s proxy voting procedures, which require the adviser to vote proxies in accordance with the Fund’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines of the Fund, including procedures of ING Investments, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds’ website (www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may be able to take action regarding the Fund without the consent or approval of shareholders.

As of the date of this SAI, no officers and Directors owned any shares of the Fund. As the Fund had not commenced operations as of the date of this SAI, the only outstanding shares of the Fund are held by the adviser as the Fund’s sole shareholder.

ADVISER

The investment adviser for the Fund is ING Investments, LLC (“ING Investments” or “Adviser”), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Directors of the Fund, has the overall responsibility for the management of the Fund’s portfolio subject to delegation of certain responsibilities to other investment advisers. ING Investment Management Co. (“ING IM” or “Sub-Adviser”) serves as Sub-Adviser to the Fund, ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. The principal executive offices of ING Groep are located at Amstelveensesweg 500, 1081 KL Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

On February 26, 2001 the name of the Adviser changed from “ING Pilgrim Investments, Inc.” to “ING Pilgrim Investments, LLC.” On March 1, 2002 the name of the Adviser was changed from “ING Pilgrim Investments, LLC,” to “ING Investments, LLC.” Prior to March 1, 2002 ING IM served as Adviser to the Fund.

ING Investments serves pursuant to an investment management agreement (“Investment Advisory Agreement”) between ING Investments and the Company, on behalf of the Fund. The Investment Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for the Fund. Pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) ING Investments has delegated certain management responsibilities to ING IM for the Fund. ING Investments oversees the investment management of the ING IM for the Fund.

The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund’s assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. The Investment Advisory Agreement provides that ING Investments is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.

After an initial term of two years, the Investment Advisory Agreement and Sub-Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by: (a) the Board; or (b) the vote of a “majority” (as defined in the 1940 Act) of the Fund’s outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not “interested persons” (as defined in the 1940 Act) of ING Investments or ING IM by vote cast in person at a meeting called for the purpose of voting on such approval.

Please see the Fund’s annual shareholder report to be dated May 31, 2008 for information regarding the basis of the Board’s approval of the investment advisory and investment sub-advisory relationships.

The Investment Advisory Agreement may be terminated without penalty with not less than 60 days’ notice by the Board or by a vote of the holders of a majority of the Fund’s outstanding shares voting as a single class, or upon not less than 60 days’ notice by ING Investments. The Investment Advisory Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

Advisory Fees

ING Investments bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, the Fund pays ING Investments, expressed as an annual rate, a monthly fee in arrears equal to 0.45% of the Fund’s average daily net assets during the month. To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in ING Institutional Prime Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). The Fund’s purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund’s investment into the ING Money Market Fund.

Total Advisory Fees Paid by the Fund

Because the Fund had not commenced operations as of the date of this SAI, no Advisory Fees were paid by the Fund as of the fiscal year ended May 31, 2008.

EXPENSE LIMITATION AGREEMENT

ING Investments has entered into an expense limitation agreement with the Fund pursuant to which ING Investments has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, ING Investments will assume other expenses so that the total annual ordinary operating expenses of the Fund which exclude interest, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, extraordinary expenses such as litigation, other expenses not incurred in the normal course of the Fund’s business, and expenses of any counsel or other persons or services retained by the Fund’s Directors who are not “interested persons” (as defined in the 1940 Act) of ING Investments do not exceed the following expense limitations:

Fund	Class A	Class B	Class C	Class I	Class W
ING [Corporate Leaders 100] Fund

The Fund may at a later date reimburse ING Investments for management fees waived and other expenses assumed by ING Investments during the previous thirty-six (36) months but only if after such reimbursement, the Fund’s expense ratio does not exceed the percentage described above. ING Investments will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreements.

The expense limitation agreement provides that the expense limitation shall continue until June 1, 2010. The expense limitation is contractual and will automatically renew for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement to the lead Independent Director of the Company within ninety (90) days prior to the end of the then-current term or upon termination of the Investment Advisory Agreement. The expense limitation agreement may also be terminated by the Company, without payment of any penalty, upon ninety (90) days’ prior written notice to ING Investments at its principal place of business.

SUB-ADVISER

The Investment Advisory Agreement for the Fund provides that ING Investments, with the approval of the Board, may select and employs an investment adviser to serve as sub-adviser for the Fund, and shall monitor the sub-adviser’s investment programs and results, and coordinate the investment activities of the sub-adviser to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreement, including all fees payable to the ING IM, executive salaries and expenses of the Directors and Officers of the Company who are employees of ING Investments or its affiliates. ING IM pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Company are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, shareholder servicing agents, and custodians; the expense of obtaining quotations for calculating the Fund’s NAV; taxes, if any, and the preparation of the Fund’s tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of disposition or offering any of the portfolio securities held by the Fund; expenses of printing and distributing annual and semi-annual shareholder reports, notices and proxy materials to existing shareholders; expenses of printing and filing annual and semi-annual shareholder reports and other documents filed with governmental agencies; expenses of annual and special shareholder and director meetings; expenses of printing and distributing prospectus and statements of additional information to existing shareholders; fees and expenses of Directors of the Company who are not employees of ING Investments or the ING IM, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Sub-Advisory Agreement may be terminated without payment of any penalties by ING Investments, the Board, on behalf of the Fund, or the shareholders of such Fund upon 60 days’ prior written notice. Otherwise, after an initial term, the Sub-Advisory Agreement will remain in effect from year to year, subject to the annual approval of the Board, on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Directors, on behalf of the Fund, who are not parties to the sub-advisory agreement or “interested persons” (as defined in the 1940 Act) of any such party.

On May 24, 2002, the SEC issued an Exemptive Relief Order permitting ING Investments to enter into new investment sub-advisory contracts with a non-affiliated sub-adviser or materially amend an existing sub-advisory agreement, subject to approval by the Board (including a majority of Independent Directors) but without obtaining shareholder approval. The Fund operates in this manner (“manager-of-managers”). ING Investments may rely on this exemptive order only if, among other things, a fund’s shareholders have approved the arrangement. The sole shareholders of the Fund approved this “manager-of-managers” arrangements on June __, 2008. This authority is subject to certain conditions, including the requirement that the Directors (including a majority of disinterested Directors) of the Fund must approve any new or amended Sub-Advisory Agreements with sub-adviser on behalf of the Fund. In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within ninety (90) days of the change. ING Investments remains responsible for providing general management services to the manager-of-manager Fund, including overall supervisory responsibility for the general management and investment of the manager-of-manager Fund’s assets and, subject to the review and approval of the Board, will among other things: (i) set the manager-of-manager Fund’s overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the manager-of-manager Fund’s assets; (iii) when appropriate, allocate and reallocate the manager-of-manager Fund’s assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the manager-of-manager Fund’s investment objectives, policies, and restrictions.

Pursuant to the Sub-Advisory Agreement between ING Investments and ING IM, ING IM acts as Sub-Adviser to the Fund. In this capacity, ING IM, subject to the supervision and control of ING Investments and the Board, on behalf of the Fund, manages the Fund’s portfolio investments consistently with the Fund’s investment objective and executes any of the Fund’s investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. ING IM’s principal address is 230 Park Avenue, New York, New York 10169. ING IM is an affiliate of ING Investments and an indirect, wholly-owned subsidiary of ING Groep.

The Sub-Advisory Agreement may be terminated without payment of any penalties by the Adviser, the Directors, on behalf of the Fund, or the shareholders of the Fund upon 60 days prior written notice.

Sub-Advisory Fees

As compensation to ING IM for its services, ING Investments pays ING IM a monthly fee in arrears equal to                 % of the Fund’s average daily net assets managed during the month. To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). The Fund’s purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund’s Sub-Adviser will waive its fee in an amount equal to the sub-advisory fee received by the Sub-Adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund’s investment into the ING Money Market Fund.

Sub-Advisory Fees Paid

Because the Fund had not commenced operations as of the date of this SAI, no sub-advisory fees were paid by the Fund as of the fiscal year ended May 31, 2008.

PORTFOLIO MANAGERS

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of the fiscal year ended May 31, 2008.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Omar Aguilar
Vince Costa

(1)	1 account with total assets of $580,410,328 has an advisory fee that is also based on the performance of the account.

Potential Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Fund. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

The potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from that of the portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may not be appropriate for Fund. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Fund maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Fund.

Compensation

For the portfolio managers (“Portfolio Managers”) for the Fund, compensation consists of: (a) fixed base salary; (b) bonus which is based on ING IM performance, one and three year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

The Portfolio Managers for the Fund are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices (the S&P 500® Index) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) for all accounts managed by the team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

If a Portfolio Manager’s fixed base salary compensation exceeds a particular threshold, he may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Portfolio Manager Ownership of Securities

Because the Fund had not commenced operations as of the date of this SAI, the Portfolio Manager, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans, did not own shares of the Fund.

RULE 12b-1 PLANS

Fund shares are distributed by the Distributor. With respect to Class A shares of the Fund, the Distributor is paid an annual fee at the rate of 0.25% of the value of average daily net assets attributable to those shares under the Distribution and Shareholder Services Plans adopted by the Company pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). With respect to Class B shares of the Fund, the Distributor is paid an annual fee at the rate of 1% of the value of average daily net assets attributable to those shares under the Rule 12b-1 Plan. With respect to Class C shares of the Fund, the Distributor is paid an annual fee at the rate of 1% of the value of average daily net assets attributable to those shares under the Rule 12b-1 Plan. The Fund does not have a distribution plan for Class I and Class W shares. The fee for a specific class may be used to pay securities dealers (which may include the principal underwriter itself) and other financial institutions and organizations for servicing shareholder accounts. To the extent not used for servicing shareholder accounts, the fee may be paid to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons to obtain various distribution and/or administrative services for the Fund; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and contingent deferred sales charges. The fee for Class B shares may also be used to pay the financing cost of accruing certain unreimbursed expenses. The Distributor may re-allow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Payments under the Rule 12b-1 Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under each Rule 12b-1 Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether each Plan should be continued. The terms and provisions of the Rule 12b-1 Plans relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Rule 12b-1 Plans continue from year to year from their inception dates, provided such continuance is approved annually by vote of the Board, including a majority of Independent Directors. The Rule 12b-1 Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval. All amendments to the Rule 12b-1 Plans must be approved by the Board in the manner described above for annual renewals. The Rule 12b-1 Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Directors upon not more than thirty (30) days’ written notice to any other party to the Rule 12b-1 Plans. All persons who are under common control with the Fund could be deemed to have a financial interest in the Rule 12b-1 Plans. No other interested person of the Fund has a financial interest in the Rule 12b-1 Plans.

In approving the Rule 12b-1 Plans, the Board considered all the features of the distribution system, including: (1) the advantages to the shareholders of economies of scale resulting from growth in the Fund’s assets and potential continued growth; (2) the services provided to the Fund and its shareholders by the Distributor; and (3) the Distributor’s shareholder distribution-related expenses and costs. In this regard, the Board considered organizational and personnel changes at ING IM during the past year that are expected to enhance the quality of its investment operations.

ING Investments, the Sub-Adviser or their affiliates may make payments to securities dealers that enter into agreements providing the Distributor with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) and the selling broker-dealer.

The Fund had not commenced operations as of the date of this SAI. As a result, no distribution expenses were incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Fund for the fiscal year ended May 31, 2008.

ADMINISTRATOR

ING Funds Services, LLC (“Administrator”) serves as administrator for the Fund pursuant to an Administration Agreement with the Company. The Administrator is an affiliate of ING Investments. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Fund’s business, except for those services performed by ING Investments under the Investment Advisory Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. The

Administrator acts as a liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operate in compliance with applicable legal requirements and for monitoring ING Investments for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund.

The Administration Agreement may be cancelled by the Board, without payment of any penalty, by a vote of a majority of the Directors upon sixty (60) days’ written notice to the Administrator, or by the Administrator at any time, without the payment of any penalty, upon sixty (60) days’ written notice to the Company.

Administrative Fees Paid

For its services, the Administrator is entitled to receive from the Fund a fee at an annual rate of 0.10% of the Fund’s average daily net assets.

Because the Fund had not commenced operations as of the date of this SAI, no administrative fees were paid by the Fund as of the fiscal year ended May 31, 2008.

CUSTODIAN

The Bank of New York Mellon Corporation (formerly, The Bank of New York), One Wall Street, New York, New York 10286, serves as custodian of the Fund. The custodian does not participate in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian. For portfolio securities that are purchased and held outside the United States, The Bank of New York Mellon Corporation has entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

LEGAL COUNSEL

Legal matters for the Company are passed upon by Goodwin Procter LLP, Exchange Place, 53 State Street, Boston, MA 02109.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP serves as the independent registered public accounting firm for the Fund. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with the review of SEC filings. KPMG LLP is located at 99 High Street, Boston Massachusetts 02110.

TRANSFER AGENT

DST Systems, Inc, 330 West 9th Street, Kansas City, Missouri 64105-1514 serves as the transfer agent and dividend-paying agent to the Fund.

BROKERAGE ALLOCATION AND TRADING POLICIES

Portfolio Transactions

The Sub-Adviser for the Fund places orders for the purchase and sale of investment securities for the Fund pursuant to authority granted in the relevant Investment Sub-Advisory Agreement. Subject to policies and procedures approved by the Company’s Board, the Sub-Adviser has discretion to make decisions relating to placing these orders including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic trading network (“ECN”) or alternative trading system (“ATS”).

In situations where the Sub-Adviser resigns or ING Investments otherwise assumes day to day management of the Fund pursuant to its Investment Advisory Agreement with the Fund, ING Investments will perform the services described herein as being performed by the Sub-Adviser.

How Securities Transactions are Effected

Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services. In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed. Securities traded in the over-the-counter markets (such as fixed income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the counter securities also may be effected on an agency basis when, in the Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Sub-Adviser may also place trades using an ECN or ATS.

How the Sub-Adviser Selects Broker Dealers

The Sub-Adviser has a duty to seek to obtain best execution of the Fund’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances. In selecting brokers and dealers to execute trades, the Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker dealers. This consideration often involves qualitative as well as quantitative judgments. Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution. Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, the firms’ execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Sub-Adviser (consistent with the “safe harbor” described below); and the firms’ general reputation, financial condition and responsiveness to the Sub-Adviser, as demonstrated in the particular transaction or other transactions. Subject to its duty to seek best execution of the Fund’s orders, the Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Fund. Under these programs, the participating broker-dealers will return to the Fund (in the form of a credit to the Fund) a portion of the brokerage commissions paid to the broker-dealers by the Fund. Theses credits are used to pay certain expenses of the Fund. These commission recapture payments benefit the Fund and not the Sub-Adviser.

The Safe Harbor for Soft Dollar Practices

In selecting broker dealers to execute a trade for the Fund, the Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances. As permitted by Section 28(e) of the 1934 Act, the Sub-Adviser may cause the Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Sub-Adviser’s overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of the Fund’s commission dollars to pay for brokerage and research services provided to the Sub-Adviser is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earning estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to, related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Sub-Adviser is required to reasonably allocate the cost of the service so that any portion of the service that does not qualify for the safe harbor is paid for by the Sub-Adviser from its own funds, and not by portfolio commissions paid by the Fund.

Benefits to the Sub-Adviser - Research products and services provided to the Sub-Adviser by broker dealers that effect securities transactions for the Fund may be used by the Sub-Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Sub-Adviser in connection with the Fund. Some of these products and services are also available to the Sub-Adviser for cash and some do not have an explicit cost or determinable value. The research received does not reduce the sub-advisory fees payable to the Sub-Adviser for services provided to the Fund. The Sub-Adviser’s expenses would likely increase if the Sub-Adviser had to generate these research products and services through its own efforts or if it paid for these products or services itself.

Broker Dealers that are Affiliated with ING Investments or a Sub-Adviser

Portfolio transactions may be executed by brokers affiliated with the ING Groep, ING Investments, or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.

Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities

The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the Securities and Exchange Commission and the Financial Industry Regulatory Authority (“FINRA”). Under these rules, the Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of the Fund when selecting a broker dealer for Fund portfolio transactions and neither the Fund, nor a Sub-Adviser, may enter into an agreement under which the Fund directs brokerage transactions (or revenue generated from such transactions) to a broker dealer to pay for distribution of Fund shares. The Fund has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.

Principal Trades and Research

Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Fund will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

More Information about trading in Fixed Income Securities

Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

In purchasing and selling fixed income securities, it is the policy of the Fund to obtain the best results while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

Transition Management

Changes in the Sub-Adviser, investment personnel, reorganizations or mergers of the Fund may result in the sale of a significant portion or even all of the Fund’s portfolio securities. This type of change generally will increase trading costs and the portfolio turnover for the Fund. The Fund, ING Investments, or the Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in Sub-Adviser, a reorganization, or other changes.

Allocation of Trades

Some securities considered for investment by the Fund may also be appropriate for other clients served by the Fund’s Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients is considered at or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the Fund and such other clients in a manner deemed fair and equitable, over time, by the Sub-Adviser and consistent with the Sub-Adviser’s written policies and procedures. The Sub-Adviser may use different methods of allocating the results aggregated trades. The Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which the Fund participated are subject to periodic review by the Board. To the extent the Fund seeks to acquire (or dispose of) the same security at the same time, the Fund may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. However, over time, the Fund’s ability to participate in aggregate trades is expected to provide better execution for the Fund.

Cross-Transactions

The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the condition of Rule 17a-7 under the 1940 Act and conditions of the policy.

Because the Fund had not commenced operations as of the date of this SAI, no brokerage commissions were paid as of the fiscal year ended May 31, 2008.

Because the Fund had not commenced operations as of the date of this SAI, no brokerage commissions were paid to firms that also provided research, statistical, or other services to the Adviser as of the fiscal year ended May 31, 2008.

Because the Fund had not commenced operations as of the date of this SAI, the Fund did not use affiliated brokers to execute portfolio transactions as of the fiscal year ended May 31, 2008.

PURCHASE AND REDEMPTION OF SHARES

A complete description of the manner in which the shares may be purchased, redeemed or exchanged appears in the Prospectus under “Shareholder Guide.”

Class I shares of the Company are purchased and redeemed at the applicable NAV next determined after a purchase or redemption order is received, as described in the Prospectus.

Except as provided below, payment for shares redeemed will be made within seven days (or the maximum period allowed by law, if shorter) after the redemption request is received in proper form by the transfer agent. The right to redeem shares may be suspended or payment therefore postponed for any period during which: (a) trading on the New York Stock Exchange (“NYSE”) is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists, as determined by the SEC, as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine fairly the value of its net assets; or (c) the SEC by order so permits for the protection of shareholders of the Fund.

Certain brokers or other designated intermediaries such as third party administrators or plan trustees may accept purchase and redemption orders on behalf of the Fund. The transfer agent will be deemed to have received such an order when the broker or the designee has accepted the order. Customer orders are priced at the NAV next computed after such acceptance. Such order may be transmitted to the Fund or their agents several hours after the time of the acceptance and pricing.

If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.

Any written request to redeem shares in amounts in excess of $100,000 must bear the signatures of all the registered holders of those shares. The signatures must be guaranteed by a national or state bank, trust company or a member of a national securities exchange. Information about any additional requirements for shares held in the name of a corporation, partnership, trustee, guardian or in any other representative capacity can be obtained from the transfer agent.

The Fund has the right to satisfy redemption requests by delivering securities from its investment portfolio rather than cash when it decides that distributing cash would not be in the best interests of shareholders. However, the Fund is obligated to redeem its shares solely in cash up to an amount equal to the lesser of $250,000 or 1% of its net assets for any one shareholder of the Fund in any 90-day period. To the extent possible, the Fund will distribute readily marketable securities, in conformity with applicable rules of the SEC.

In the event such redemption is requested by institutional investors, the Fund will weigh the effects on nonredeeming shareholders in applying this policy. Securities distributed to shareholders may be difficult to sell and may result in additional costs to the shareholders.

Purchases and exchanges should be made for investment purposes only. The Fund reserves the right to reject any specific purchase or exchange request. In the event the Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed until the Fund receives further redemption instructions.

SHAREHOLDER ACCOUNTS AND SERVICES

Shareholder Accounts and Services Systematic Investment

The Systematic Investment feature, using the Electronic Funds Transfer (“EFT”) capability, allows you to make automatic monthly investments in the Fund. On the application, you may select the amount of money to be moved. In order to elect EFT, you must first have established an account, subject to the minimum amount specified in the Prospectus. Thereafter, the minimum monthly Systematic Investment is currently $50 and we reserve the right to increase that amount. EFT transactions will be effective 15 days following the receipt by the Transfer Agent of your application. The Systematic Investment feature and EFT capability will be terminated upon total redemption of your shares. Payment of redemption proceeds will be held until a Systematic Investment has cleared which may take up to 12 calendar days.

Shareholder Information

The Fund’s transfer agent will maintain your account information. Account statements will be sent at least quarterly. A Form 1099 generally will also be sent each year by January 31. Annual and semiannual shareholder reports will also be sent to shareholders. The transfer agent may charge you a fee for special requests such as historical transcripts of your account and copies of cancelled checks.

Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts. With the prior permission of the other shareholders involved, you have the option of requesting that accounts controlled by other shareholders be shown on one consolidated statement. For example, information on your individual account, your IRA, your spouse’s individual account and your spouse’s IRA may be shown on one consolidated statement.

Cross Investing

Cross investing may only be made in the Fund that has been previously established with the minimum investment. To request information or to initiate a transaction under either or both of these features, please call 1-866-BUY-FUND (866-289-3863).

Dividend Investing. You may elect to have dividend and/or capital gains distributions automatically invested in the same class of one other Fund.

Systematic Exchange. You may establish an automatic exchange of shares from one Fund to another. The exchange will occur on or about the 15th day of each month and must be for a minimum of $50 per month. Because this transaction is treated as an exchange, the policies related to the exchange privilege apply. There may be tax consequences associated with these exchanges. Please consult your tax adviser.

Signature Guarantee

A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Company requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchanges Medallion Program (“SEMP”) and New York Stock Exchange, Inc. Medallion Signature Program (“NYSE MSP”). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

NET ASSET VALUE

As noted in the Prospectus, the NAV and offering price of each class of the Fund’s shares will be determined once daily as of the close of regular trading (“Market Close”) on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See “Net Asset Value” in the shareholder guide of the Prospectus. The long-term debt obligations held in the Fund’s portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on the price of a foreign security on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the United States and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

Options on securities, currencies, futures, and other financial instruments purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by the applicable Fund's custodian bank or other broker-dealers or banks approved by the Fund, on each date that the NYSE is open for business.

The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

In computing the NAV for a class of shares of the Fund, all class-specific liabilities incurred or accrued are deducted from the class’ net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to its Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

TAX CONSIDERATIONS

The following discussion summarizes certain U.S. federal income tax considerations generally affecting the Fund and their shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion is based on the Code, Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this SAI, all of which are subject to change, which change may be retroactive.

The Fund intends to qualify annually as a RIC under the provisions of Subchapter M of the Code. To so qualify and to be taxed as a RIC, the Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale of other disposition of foreign currencies, net income dividend from an interest in a qualified publicly traded partnership, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses or of our more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to the Fund’s principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

As a RIC, the Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income or as qualifying dividends eligible for a reduced rate of tax as discussed below. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions

Dividends of investment company taxable income (including short-term capital gains) are generally taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent that such distributions are attributable to the Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund’s shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund. Any distributions that are not from the Fund’s investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Fund investing in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the United States, and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Foreign personal holding companies, foreign investment companies and passive foreign investment companies are not treated as “qualified foreign corporations.” The lower rates on long-term capital gains and qualifying dividends are currently scheduled to apply through 2010. In the absence of further Congressional action, for the calendar years after 2010, the maximum rate on long-term capital gains for individual taxpayers would increase to 20% and income from dividends would be taxed at the rates applicable to ordinary income.

Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by the Fund reduce the NAV of the Fund shares. Should a distribution reduce the NAV below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

Original Issue Discount and Market Discount

Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Foreign Currency Transactions

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains and losses, may increase or decrease the amount of the Fund’s net investment income to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies

The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Gain from the sale of PFIC stock as well as certain distributions from a PFIC are treated as excess distributions. All excess distributions are taxable as ordinary income.

The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the Fund’s PFIC stock at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Foreign Withholding Taxes

Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to “pass through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his/her pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his/her pro rata share of foreign income and similar taxes in computing his/her taxable income or to use it as a foreign tax credit against his/her U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the relevant Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on “qualifying dividends.”

Generally, a credit for foreign taxes is subject to the limitations that it may not exceed the shareholder’s U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty-one (31) day period (ninety-one (91) day period for preferred shares) beginning fifteen (15) days (forty-five (45) days for preferred shares) before the shares become ex-dividend. If the Fund is not eligible to make the election to “pass-through” to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as U.S. source income.

The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options and financial contracts in which the Fund may invest are “Section 1256 contracts.” Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”); however, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to the Fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the sixty (60) day period beginning on the day such transaction was closed, if certain conditions were met.

Under recently enacted tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to “qualifying dividend,” to instead be taxed at the tax rate of tax applicable to ordinary income.

Requirements relating to the Fund’s tax status as a RIC may limit the extent to which the Fund will be able to engage in transactions in options and foreign currency forward contracts.

Short Sales and Short Sales Against the Box

If the Fund sells securities short against the box, unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under “Options and Hedging Transactions” above. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

Other Investment Companies

It is possible that by investing in other investment companies, the Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Fund may limit the extent to which the Fund will be able to invest in other investment companies. When the Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies’ fees and expenses.

Sale or Other Disposition of Shares

Upon the sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending upon such shareholder’s basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hand, which generally may be eligible for reduced federal tax rates, depending on the shareholder’s holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund’s shares held by the shareholder for six (6) months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. As noted above, the maximum tax rate for individual taxpayers is 15% on long-term capital gains.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a RIC, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another RIC and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

Backup Withholding

The Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (currently 28%) (“backup withholding”) from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Fund may require, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Other Taxes

Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to individual shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in the Fund.

DISTRIBUTOR

Shares of the Fund are distributed by the Distributor pursuant to an underwriting agreement between the Company on behalf of the Fund and the Distributor (“Underwriting Agreement”). The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. The Company and the Distributor have agreed to indemnify each other against certain liabilities. At the direction of the Distributor, all sales charges may at times be reallowed to an authorized dealer (“Authorized Dealer”). If 90% or more of the sales commission is reallowed, such Authorized dealer may be deemed to be an “underwriter” as that term is defined under the 1933 Act. After an initial term, the Underwriting Agreement will remain in effect for two years from its inception date and from year to year thereafter only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or “interested persons” of any such party and must be approved either by votes of a majority of the Directors or a majority of the outstanding voting securities of the Fund. See the Prospectus for information on how to purchase and sell shares of the Fund, and the charges and expenses associated with an investment. The sales charge retained by the Distributor is not an expense of the Fund and has no effect on the NAV of the Fund. The Distributor’s address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258. The Distributor is a Delaware corporation and is an affiliate of ING Investments and an indirect wholly-owned subsidiary of ING Groep.

The Distributor may, at its discretion, pay additional cash compensation to its employee sales staff for sales by certain broker-dealers or “focus firms.” The Distributor may pay up to an additional 0.10% to its employee sales staff for sales that are made by registered representatives of these focus firms. As of the date of this SAI, the focus firms are: A.G. Edwards & Sons, Inc.; Advantage Capital Corporation; AIG Financial Advisors, Inc.; American General Securities, Inc.; Banc of America Investment Services, Inc.; Banc of America Securities LLC; Banc One Securities Corporation; Chase Investment Services; Citigroup Global Markets, Inc; Citistreet Equities LLC; Financial Network Investment Corporation; FSC Securities Corporation; H & R Block Financial Advisors LLC; ING Financial Partners, Inc.; JP Morgan Investment, LLC; JP Morgan Securities, Inc.; Linsco Private Ledger Financial Services; Merrill Lynch, Morgan Stanley & Co. Inc.; Morgan Stanley Dean Witter; Multi-Financial Securities Corporation; PrimeVest Financial Services, Inc.; Prudential Investment Management Services, LLC; Prudential Retirement Brokerage Services, Inc.; Prudential Securities; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Dain Rauscher, Inc.; Royal Alliance Associates, Inc.; UBS Financial Services, Inc.; Wachovia Bank; Wachovia Brokerage Services, Inc.; Wachovia Securities Financial Network, Inc.; Wachovia Securities LLC; Wells Fargo Bank; Wells Fargo Bank N.A.; and Wells Fargo Investments LLC.

Because the Fund had not commenced operations as of the date of this SAI, the Distributor recovered no amounts in sales charges in connection with the sale of shares as of the fiscal year ended May 31, 2008.

Because the Fund had not commenced operations as of the date of this SAI, the Distributor recovered no sales charges in connection with the sale of shares of the Fund as of the fiscal year ended May 31, 2008.

Because the Fund had not commenced operations as of the date of this SAI, no commissions or other compensation was received by each principal underwriter who is an affiliated person of the Fund or an affiliated person of that affiliated person, directly or indirectly, as of the fiscal year ended May 31, 2008.

CALCULATION OF PERFORMANCE DATA

Average Annual Total Return Quotation

The Fund may, from time to time, include “total return” in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one (1), five (5) and ten (10) years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

P (1 + T)n  = ERV

Where:	P	=	a hypothetical initial payment of $1,000,
	T	=	the average annual total return,
	n	=	the number of years, and
	ERV	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

All total return figures assume that all dividends are reinvested when paid.

From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund’s shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one-, five- and ten- year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund’s operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes On Distributions) Quotation

The Fund may, from time to time, include “total return after taxes on distributions” in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one (1), five (5) and ten (10) years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

P (1 + T) n  = ATVD

Where:	P	=	a hypothetical initial payment of $1,000,
	T	=	the average annual total return (after taxes on distributions),
	n	=	the number of years, and
	ATVD	=	ending value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or ten-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemptions.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund’s shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one-, five- and ten- year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund’s operations, or on a year-by-year basis).

Average Annual Total Return (After Taxes on Distributions and Redemption) Quotation

The Fund may, from time to time, include “total return after taxes on distributions and redemption” in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one (1), five (5) and ten (10) years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

P (1 + T) n  = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000,
	T	=	the average annual total return (after taxes on distributions),
	n	=	the number of years, and
	ATVDR	=	ending value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or ten-year periods (or fractional portion), after taxes on Fund distributions and redemption.

All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund’s shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one-, five- and ten- year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund’s operations, or on a year-by-year basis).

Dividend Yield

The Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for the Fund is the annualization of the Fund’s distribution per share divided by the maximum offering price per share of the Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load.

Additional Performance Quotations

Advertisements of total return will always show a calculation that includes the effect of the maximum sales charge but may also show total return without giving effect to that charge. Because these additional quotations will not reflect the maximum sales charge payable, these performance quotations will be higher than the performance quotations that reflect the maximum sales charge.

Total returns and yields are based on past results and are not necessarily a prediction of future performance.

PERFORMANCE COMPARISONS

In reports or other communications to shareholders or in advertising material, the Fund may compare the performance of its Class I shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indices of investment securities. In addition, certain indices may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If the Fund compares its performance to other funds or to relevant indices, the Fund’s performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.

FINANCIAL STATEMENTS

The Fund’s annual and semi-annual shareholder reports may be obtained, when available, without charge by contacting ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 992-0180.

APPENDIX A

A-1

ING Series Fund, Inc.

PART C:

OTHER INFORMATION

Item 23.	Exhibits

(a) (1)	Articles of Amendment and Restatement dated February 21, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

(2)	Articles of Amendment dated February 26, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on July 24, 2002 and incorporated herein by reference.

(3)	Articles of Amendment dated September 2, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A Registration Statement on September 30, 2003 and incorporated herein by reference.

(4)	Articles of Amendment dated October 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(5)	Articles of Amendment effective February 17, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(6)	Articles of Amendment effective March 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(7)	Articles of Amendment effective August 14, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 77 to the Registrant’s Form N-1A Registration Statement on July 21, 2005 and incorporated herein by reference.

(8)	Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

(9)	Plan of Liquidation and Dissolution of Series with respect to ING Class Principal Protection Fund II – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

(10)	Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund III – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant Registration Statement on Form N-1A on July 14, 2005 and incorporated herein by reference.

(11)	Plan of Liquidation and Dissolution of Series with respect to ING Classic Principal Protection Fund IV – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

(12)	Articles of Amendment effective December 1, 2005 regarding name change of ING Index Plus Protection Fund – Filed as an Exhibit to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A on February 27, 2006 and incorporated herein by reference.

(13)	Articles Supplementary dated March 13, 2006 regarding ING 130/30 Large Cap Equity Fund (ING 130/30 Fundamental Research Fund) – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(14)	Articles of Amendment effective April 28, 2006 regarding name change of ING Strategic Allocation Balanced Fund and ING Strategic Allocation Income Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(15)	Articles of Amendment effective March 30, 2006 regarding name change of ING 130/30 Large Cap Equity Fund to ING 130/30 Fundamental Research Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(16)	Plan of Liquidation and Dissolution of Series effective April 3, 2006 for ING Classic Index Plus Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(17)	Articles of Amendment effective June 13, 2006 regarding the dissolution of ING Classic Index Plus Fund – Filed as an Exhibit to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A on July 28, 2006 and incorporated herein by reference.

(18)	Articles of Amendment effective August 14, 2006 regarding name change of ING Equity Income Fund to ING Growth and Income Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(19)	Articles of Amendment effective February 2, 2007 regarding name change of ING Aeltus Money Market Fund to ING Money Market Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(20)	Articles of Amendment effective February 28, 2007 regarding name change of ING International Growth Fund to ING International Equity Fund – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(21)	Articles of Amendment effective January 7, 2008 regarding dissolution of ING Growth Fund and ING International Equity Fund – Filed as an Exhibit to Post Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(22)	Articles of Amendment dated February 15, 2008 regarding establishment of two new series - ING Tactical Asset Allocation Fund and ING Global Income Builder Fund – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

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(b)	Second Amended and Restated By-Laws – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(c)	Form of Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement) – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant’s Form N-1A Registration Statement on February 27, 2002 and incorporated herein by reference.

(d) (1)	Amended Investment Management Agreement dated April 1, 2004 between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A Registration Statement on May 25, 2004 and incorporated herein by reference.

(i)	Amended Schedule A effective March 5, 2008 to the Amended Investment Management Agreement between ING Investments, LLC and ING Series Fund, Inc. dated April 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(ii)	Amendment to Amended Investment Management Agreement dated January 1, 2007 between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(2)	Sub-Advisory Agreement dated March 1, 2002 between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)	First Amendment to Sub-Advisory Agreement effective July 29, 2003 between ING Investments, LLC and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(ii)	Amended Schedule A effective March 5, 2008 with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. dated March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(iii)	Second Amendment to Sub-Advisory Agreement dated January 1, 2007 between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.) – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(3)	Sub-Advisory Agreement dated September 30, 2006 between ING Investments, LLC and BlackRock Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

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(i)	First Amendment to Sub-Advisory Agreement dated January 1, 2007 between ING Investments, LLC and BlackRock Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(4)	Amended and Restated Expense Limitation Agreement effective March 1, 2002 as restated August 1, 2003 and amended and restated April 1, 2005 between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 76 to the Registrant’s Registration Statement filed on Form N-1A on July 14, 2005 and incorporated herein by reference.

(i)	Amended Schedule A dated December 19, 2007 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(e) (1)	Underwriting Agreement dated January 1, 2002 between ING Series Fund, Inc. and ING Funds Distributor, LLCand Schedule A to the Underwriting Agreement dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(i)	Amended Schedule of Approvals effective March 5, 2008 with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC dated January 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(ii)	Substitution Agreement dated October 8, 2002 with respect to the Underwriting Agreement between ING Series Fund, Inc. and ING Funds Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(2)	Master Selling Dealer Agreement – Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A Registration Statement on December 15, 2000 and incorporated herein by reference.

(f)	Directors’ Deferred Compensation Plan – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Form N-1A Registration Statement on January 16, 1998 and incorporated herein by reference.

(g) (1)	Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated January 16, 2008 with respect to the Custody Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

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(2)	Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)	Amended Schedule 2 dated June 6, 2003 with respect to the Foreign Custody Manager Agreement between ING Series Fund, Inc. and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004.

(ii)	Amended Exhibit A dated January 16, 2008 with respect to the Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(3)	Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated January 16, 2008 with respect to the Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(h) (1)	Administration Agreement dated April 1, 2002 between ING Funds Services, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)	Amended Schedule A dated December 19, 2007 with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated April 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(2)	Administration Agreement dated May 1, 2002 between ING Funds Services, LLC and ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)	Amended Schedule A dated December 19, 2007 with respect to the Administration Agreement between ING Funds Services, LLC and ING Series Fund, Inc. dated May 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(3)	Amended and Restated Financial Guaranty Agreement dated March 1, 2002 among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)	First Amendment dated November 12, 2002 to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

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(ii)	Second Amendment dated September 26, 2003 to Amended and Restated Financial Guaranty Agreement among ING Series Fund, Inc., Aeltus Investment Management, Inc., ING Investments, LLC and MBIA Insurance Corporation – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(4)	Custodian Service and Monitoring Agreement dated June 2, 2003 by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(i)	Amendment to the Custodian Service and Monitoring Agreement dated September 30, 2003 by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A on February 13, 2004 and incorporated herein by reference.

(ii)	Amended Schedule B dated September 2003 to the Custodian Service and Monitoring Agreement by and among ING Series Fund, Inc., MBIA Insurance Corporation and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(5)	Fund Accounting Agreement dated January 6, 2003 with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A dated January 16, 2008 with respect to the Fund Accounting Agreement with The Bank of New York dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(6)	Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)	Amended Schedule A dated April 2007 with respect to the Allocation Agreement (Investment Company Blanket Bond) – Filed as an Exhibit to Post-Effective Amendment No. 97 to the Registrant’s Form N-1A Registration Statement on July 30, 2007 and incorporated herein by reference.

(7)	Custodial Undertaking in Connection with Master Repurchase Agreement dated March 13, 2003 with Goldman, Sachs & Co. and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)	Amended Custodial Undertaking in Connection with Master Repurchase Agreement dated June 7, 2006 with Goldman, Sachs & Co. and The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

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(8)	Fund Participation Agreement dated January 30, 1998 between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)	First Amendment dated September 29, 2000 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Series Fund, Inc. and Aeltus Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(9)	Agency Agreement dated July 7, 2001 between Aetna Series Fund, Inc. and DST Systems, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on Form N-1A on May 25, 2004 and incorporated herein by reference.

(i)	Amended Exhibit A effective March 5, 2008 with respect to the Agency Agreement between ING Series Fund, Inc. and DST Systems, Inc. dated July 7, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(i) (1)	Opinion and consent of counsel dated August 29, 2001 with regard to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable – Filed as an Exhibit to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement filed on Form N-1A on August 29, 2001 and incorporated herein by reference.

(2)	Opinion and consent of counsel dated September 27, 2000 with regard to shares of Aetna Series Fund, Inc. as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable – Filed as an Exhibit to Post-Effective Amendment No. 44 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2000 and incorporated herein by reference.

(3)	Opinion and consent of counsel dated February 26, 2002 with regard to as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable – Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement filed on Form N-1A on February 27, 2002 and incorporated herein by reference.

(4)	Opinion and consent of counsel dated September 25, 2003 with regard to Class R shares of ING Index Plus LargeCap Fund, ING Index Plus MidCap Fund and ING Index Plus SmallCap Fund as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable – Filed as an Exhibit to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement filed on Form N-1A on September 30, 2003 and incorporated herein by reference.

(5)	Opinion and consent of counsel regarding the legality of the securities being registered with regard to ING Balanced Fund Class O shares – Filed as an Exhibit to Post-Effective Amendment No 71 to the Registrant’s Registration Statement filed on Form N-1A on August 18, 2004 and incorporated herein by reference.

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(6)	Opinion and consent of Goodwin Procter LLP regarding the legality of the securities being registered with regard to ING Classic Index Plus Fund – Filed as an Exhibit to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement Filed on Form N1-A on November 30, 2005 and incorporated herein by reference.

(7)	Opinion and consent of Goodwin Procter LLP regarding the legality of the securities being registered with regard to ING 130/30 Fundamental Research Fund – Filed as an Exhibit to Post-Effective Amendment No. 87 to the Registrant’s Registration Statement on Form N-1A on April 27, 2006 and incorporated herein by reference.

(8)	Opinion and consent of Goodwin Procter LLP regarding the legality of the securities being registered with regard to ING Tactical Asset Allocation Fund and ING Global Income Builder – Filed as an Exhibit to Post-Effective Amendment No. 106 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(9)	Opinion and consent of Goodwin Procter LLP regarding the legality of the securities being registered with regard to ING Corporate Leaders 100 – To be filed by subsequent post-effective amendment.

(j) (1)	Consent of KPMG LLP – To be filed by subsequent post-effective amendment.

(2)	Consent of Goodwin Procter LLP - To be filed by subsequent post-effective amendment.

(k)	Not applicable.

(l)	Not applicable.

(m) (1)	Amended and Restated Distribution and Shareholder Services Plan (Class A) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)	Amended Schedule 1 effective December 19, 2007 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class A) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(2)	Amended and Restated Distribution and Shareholder Services Plan (Class B) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)	Amended Schedule 1 effective December 19, 2007 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class B) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(3)	Amended and Restated Distribution and Shareholder Services Plan (Class C) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)	Amended Schedule 1 effective December 19, 2007 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

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(ii)	Amended Schedule 2 with respect to the Amended and Restated Distribution and Shareholder Services Plan (Class C) – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(4)	Amended and Restated Distribution and Shareholder Services Plan (Brokerage Cash Reserves) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(5)	Amended and Restated Shareholder Services Plan (Class O) effective March 1, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(i)	Amended Schedule 1 effective December 19, 2007 with respect to the Amended and Restated Shareholder Services Plan (Class O) – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(ii)	Waiver Letter to the service fee dated November 1, 2006 for ING Money Market Fund (formerly, ING Aeltus Money Market Fund) – Filed as an Exhibit to Post-Effective Amendment No. 98 to the Registrant’s Form N-1A Registration Statement on September 27, 2007 and incorporated herein by reference.

(6)	Shareholder Service and Distribution Plan for Class R Shares approved June 25, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant’s Form N-1A Registration Statement on February 13, 2004 and incorporated herein by reference.

(n) (1)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 approved December 19, 2007 for ING Series Fund, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 104 to the Registrant’s Form N-1A Registration Statement on February 22, 2008 and incorporated herein by reference.

(o)	Not applicable.

(p) (1)	ING Funds and Advisers Code of Ethics effective June 1, 2004 as amended on October 1, 2004 and February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement filed on Form N-1A on February 25, 2005 and incorporated herein by reference.

(2)	ING Investment Management (US) Code of Ethics dated August 2006 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

(3)	BlackRock, Inc. Code of Business Conduct and Ethics revised September 30, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A Registration Statement on May 24, 2007 and incorporated herein by reference.

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING Series Fund, Inc. is a Maryland corporation for which separate financial statements are filed.

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A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216) as filed on April 9, 2001 and incorporated herein by reference.

ITEM 25.	INDEMNIFICATION

Article 12, Section (d) of the Registrant’s form of Articles of Amendment and Restatement, incorporated herein by reference to Exhibit (a) to Registrant’s Registration Statement on Form N-1A (File No. 33-41694), as filed herein, provides for indemnification of directors and officers. In addition, the Registrant’s officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by ICI Mutual Insurance Company which expires October 1, 2008.

Section XI.B of the Administrative Agreement, incorporated herein by reference to Exhibit (h.1) to Registrant’s Registration Statement on Form N-1A (File No. 33-41694), provides for indemnification of the Administrator.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that: (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for “reasonable expenses.” The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF ADVISER

Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC) together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years is included in its application for registration as a investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of ING Investment Management Co. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investment Management Co. in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of BlackRock Advisors, Inc. together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of BlackRock Advisors, Inc. in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-47710) filed under the Investment Adviser’s Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27.	PRINCIPAL UNDERWRITER

(a)	ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Senior Income Fund; ING Separate Portfolios Trust; ING Series Fund, Inc.; ING Variable Products Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

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(b)	Information as to the directors and officers of the Distributor, ING Funds Distributor, LLC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

(c)	Not applicable

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of: (a) ING Series Fund, Inc., (b) the Investment Adviser, (c) the Distributor, (d) the Custodians, (e) the Transfer Agent, and (f) the Sub-Advisers. The address of each is as follows:

(a)	ING Series Fund, Inc.

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

(b)	ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

(c)	ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

(d)	The Bank of New York Mellon Corporation

1 Wall Street

New York, New York 10286

(e)	DST Systems, Inc.

P.O. Box 419386

Kansas City, Missouri 64141

(f)	ING Investment Management Co.

10 State House Square

Hartford, Connecticut 06103-3602

(g)	BlackRock Advisors, Inc.

40 East 52nd Street

New York, N.Y. 10022

ITEM 29.	MANAGEMENT SERVICES

Not applicable.

ITEM 30.	UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 28th day of March, 2008.

ING SERIES FUND, INC.

By:	/s/ Theresa K. Kelety
Theresa K. Kelety Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	March 28, 2008

Albert E. DePrince Jr.*	Director	March 28, 2008

Maria T. Fighetti*	Director	March 28, 2008

Russell Jones*	Director	March 28, 2008

Sidney Koch*	Director	March 28, 2008

Shaun P. Mathews*	Director, President and Chief Executive Officer	March 28, 2008

Fredric A. Nelson III*	Director	March 28, 2008

Corine T. Norgaard*	Director	March 28, 2008

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Joseph E. Obermeyer*	Director	March 28, 2008

Edward O’Dell*	Director	March 28, 2008

*By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**	Powers of attorney for Todd Modic and each Director – Filed as an Attachment to Post-Effective Amendment No. 103 to the Registrant’s Form N-1A Registration Statement on January 25, 2008 and incorporated herein by reference.

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EXHIBIT INDEX

Exhibit No.	Description

None

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